DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2019 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 3.7%
39,444,000	AASET Ltd., Series 2019-2-A	3.38%	^	10/16/2039	39,542,334
14,250,000	Applebee’s Funding LLC, Series 2019-1A-A2I	4.19%	^	06/07/2049	14,463,893
12,779,656	Aqua Finance Trust, Series 2017-A-A	3.72%	^	11/15/2035	12,882,936
16,292,500	CAL Funding Ltd., Series 2018-1A-A	3.96%	^	02/25/2043	16,347,041
23,699,448	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	24,292,385
40,090,432	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	40,528,781
16,005,152	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13%	^	06/15/2043	16,405,633
1,160,193	Citi Held For Asset Issuance, Series 2015-PM2-C	5.96%	^	03/15/2022	1,160,019
30,918,166	CLI Funding LLC, Series 2018-1A-A	4.03%	^	04/18/2043	31,159,207
31,058,724	CLI Funding LLC, Series 2019-1A-A	3.71%	^	05/18/2044	31,175,542
12,475,125	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	12,805,014
3,813,675	Commonbond Student Loan Trust, Series 2015-A-A	3.20%	^	06/25/2032	3,816,113
9,309,813	Commonbond Student Loan Trust, Series 2016-A-A1	3.32%	^	05/25/2040	9,409,032
8,317,035	Consumer Installment Loan Trust, Series 2018-6-PT	8.96%	#^	06/17/2041	8,024,343
16,797,139	Credit Acceptance Auto Loan Trust, Series 2017-3A-A	2.65%	^	06/15/2026	16,833,122
41,000,000	Credit Acceptance Auto Loan Trust, Series 2018-1A-A	3.01%	^	02/16/2027	41,159,269
7,960,000	DB Master Finance LLC, Series 2019-1A-A2I	3.79%	^	05/20/2049	8,151,396
774,906	Dell Equipment Finance Trust, Series 2019-1-A1	2.65%	^	04/22/2020	776,109
47,484,165	Dividend SLR, Series 2019-1-A	3.67%	^	08/22/2039	47,623,236
47,250,000	Domino’s Pizza Master Issuer LLC, Series 2019-1A-A2	3.67%	^	10/25/2049	47,317,095
2,699,867	Drive Auto Receivables Trust, Series 2017-3-C	2.80%		07/15/2022	2,700,803
5,971,315	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02%	^	05/25/2034	5,966,479
7,726,231	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72%	^	01/25/2041	7,719,501
40,098,664	ECAF Ltd., Series 2015-1A-A2	4.95%	^	06/15/2040	40,564,169
1,282,219	Enterprise Fleet Financing LLC, Series 2019-1-A1	2.70%	^	03/20/2020	1,284,290
25,500,000	ExteNet Issuer LLC, Series 2019-1A-A2	3.20%	^	07/26/2049	25,640,796
6,158,775	Falcon Aerospace Ltd., Series 2017-1-A	4.58%	^	02/15/2042	6,243,218
3,742,762	Foundation Finance Trust, Series 2016-1A-A	3.96%	^	06/15/2035	3,781,792
10,370,288	Foundation Finance Trust, Series 2019-1A-A	3.86%	^	11/15/2034	10,522,555
45,250,000	GAIA Aviation Ltd., Series 2019-1-A	3.97%	^§	12/15/2044	45,364,618
23,819,610	Global SC Finance Ltd., Series 2018-1A-A	4.29%	^	05/17/2038	24,497,607
31,901,482	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	31,967,167
6,137,199	HERO Funding Trust, Series 2016-3A-A2	3.91%	^	09/20/2042	6,329,056
15,204,960	HERO Funding Trust, Series 2016-4A-A2	4.29%	^	09/20/2047	15,894,359
12,741,489	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46%	^	12/15/2038	13,153,880
27,586,538	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72%	^	07/15/2039	27,791,782
48,000,000	JACK, Series 2019-1A-A23	4.97%	^	08/25/2049	48,475,680
62,364,500	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	63,909,842
22,956,177	JOL Air Ltd., Series 2019-1-A	3.97%	^	04/15/2044	23,312,479
12,000,000	Kabbage Funding LLC, Series 2019-1-A	3.83%	^	03/15/2024	12,135,082
21,750,000	Kabbage Funding LLC, Series 2019-1-B	4.07%	^	03/15/2024	21,968,838
7,838,794	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25%	^	12/15/2038	8,002,436
2,431,746	Kubota Credit Owner Trust, Series 2019-1A-A1	2.51%	^	06/15/2020	2,435,170
76,864,583	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30%	^	01/15/2042	78,507,948
6,879,686	Marlette Funding Trust, Series 2018-4A-A	3.71%	^	12/15/2028	6,930,149
28,065,631	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82%	^	06/22/2043	28,596,023
16,135,587	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01%	^	06/22/2043	16,579,997
20,902,996	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20%	^	02/22/2044	21,666,611
3,558,634	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37%	^	12/21/2043	3,709,765
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91%	^	12/16/2058	23,580,490
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13%	^	12/15/2059	31,140,720
8,109,435	Newtek Small Business Loan Trust, Series 2018-1-A (1 Month LIBOR USD + 1.70%)	3.41%	^	02/25/2044	8,124,582
60,856,483	OneMain Financial Issuance Trust, Series 2017-1A-A1	2.37%	^	09/14/2032	60,855,856
8,181,141	Oxford Finance Funding LLC, Series 2016-1A-A	3.97%	^	06/17/2024	8,220,527
12,500,000	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46%	^	02/15/2027	12,688,379
50,624,999	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97%	^	06/15/2044	50,983,576
43,937,810	PPT2, Series 2019-ST1-A	4.50%	^	07/15/2025	44,062,857
11,250,000	Primose Funding LLC, Series 2019-1A-A2	4.48%	^	07/30/2049	11,417,636
19,913,472	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21%	^	08/23/2044	20,234,835
15,710,155	Renew, Series 2017-2A-A	3.22%	^	09/22/2053	16,054,003
4,806,418	Santander Drive Auto Receivables Trust 2018-1, Series 2018-1-B	2.63%		07/15/2022	4,809,670
15,187,598	SCF Equipment Leasing LLC, Series 2017-2A-A	3.41%	^	12/20/2023	15,200,478
29,237,820	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75%	^	10/15/2042	29,883,976
9,485,559	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%, 0.29% Floor)	2.18%		06/15/2039	9,248,762
7,253,455	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%, 0.27% Floor)	2.16%		12/15/2039	7,043,085
35,814,103	SLVRR, Series 2019-1-A	3.97%	^	07/15/2044	35,952,918
1,338,722	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26%	^	08/25/2025	1,349,034
2,093,637	SoFi Consumer Loan Program LLC, Series 2016-2-A	3.09%	^	10/27/2025	2,101,270
9,068,327	SoFi Consumer Loan Program LLC, Series 2017-2-A	3.28%	^	02/25/2026	9,104,937
7,442,762	SoFi Consumer Loan Program LLC, Series 2017-5-A2	2.78%	^	09/25/2026	7,471,265
13,756,998	SoFi Consumer Loan Program LLC, Series 2017-6-A2	2.82%	^	11/25/2026	13,803,937
183,986	SoFi Consumer Loan Program Trust, Series 2018-2-A1	2.93%	^	04/26/2027	184,051
4,805,764	SoFi Consumer Loan Program Trust, Series 2018-4-A	3.54%	^	11/26/2027	4,850,283
8,227,805	SoFi Professional Loan Program LLC, Series 2016-A-A2	2.76%	^	12/26/2036	8,256,711
20,000,000	SoFi Professional Loan Program LLC, Series 2017-E-B	3.49%	^	11/26/2040	20,074,032
13,000,000	SoFi Professional Loan Program LLC, Series 2017-E-C	4.16%	^	11/26/2040	13,314,233
22,800,000	SoFi Professional Loan Program LLC, Series 2018-A-B	3.61%	^	02/25/2042	23,134,713
6,012,852	SoFi Professional Loan Program LLC, Series 2019-A-A1FX	3.18%	^	06/15/2048	6,066,388
18,000,000	SoFi Professional Loan Program Trust, Series 2018-B-BFX	3.83%	^	08/25/2047	18,364,264
2,946,725	Springleaf Funding Trust, Series 2016-AA-A	2.90%	^	11/15/2029	2,947,994
71,750,000	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	71,806,367
25,496,720	Sprite Ltd., Series 2017-1-A	4.25%	^	12/15/2037	25,847,045
1,588,845	Spruce Asset Backed Securities Trust, Series 2016-E1-A	4.32%	^	06/15/2028	1,620,827
23,910,511	STARR Ltd., Series 2018-1-A	4.09%	^	05/15/2043	24,436,064
14,640,558	Sunnova Helios II Issuer LLC, Series 2018-1A-A	4.87%	^	07/20/2048	15,329,036
18,442,189	Sunnova Helios III Issuer LLC, Series 2019-AA-A	3.75%	^	06/20/2046	18,486,387
28,710,000	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32%	^	11/25/2048	29,411,385
3,266,500	TAL Advantage LLC, Series 2013-2A-A	3.55%	^	11/20/2038	3,262,077
4,153,019	Textainer Marine Containers Ltd., Series 2017-1A-A	3.72%	^	05/20/2042	4,169,801
3,762,830	Triton Container Finance LLC, Series 2017-1A-A	3.52%	^	06/20/2042	3,749,991
21,450,000	Triton Container Finance LLC, Series 2018-1A-A	3.95%	^	03/20/2043	21,552,649
38,250,000	Triton Container Finance LLC, Series 2018-2A-A	4.19%	^	06/22/2043	38,757,738
13,243,196	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90%	^	09/15/2025	13,316,061
5,226,623	Upgrade Receivables Trust, Series 2018-1A-A	3.76%	^	11/15/2024	5,238,341
5,419,229	Upstart Securitization Trust, Series 2019-1-A	3.45%	^	04/20/2026	5,433,914
22,653,447	Upstart Securitization Trust, Series 2019-2-A	2.90%	^	09/20/2029	22,720,320
17,768,167	Vantage Data Centers Issuer LLC, Series 2018-1A-A2	4.07%	^	02/16/2043	18,327,519
21,761,667	Vantage Data Centers Issuer LLC, Series 2018-2A-A2	4.20%	^	11/16/2043	22,373,605
18,687,500	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19%	^	07/15/2044	18,815,853
18,390,820	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	19,202,517
51,496,063	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	52,842,942
20,895,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08%	^	06/15/2049	21,516,417
31,000,000	Westlake Automobile Receivables Trust, Series 2019-2A-A2A	2.57%	^	02/15/2023	31,087,091
10,485,759	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	10,524,064

Total Asset Backed Obligations (Cost $2,021,284,347)					2,049,878,065

Collateralized Loan Obligations - 4.6%
12,000,000	522 Funding Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.39%, 1.39% Floor)	0.01%	^	01/15/2033	11,998,209
68,250,000	AIMCO, Series 2015-AA-AR (3 Month LIBOR USD + 0.85%, 0.85% Floor)	2.85%	^	01/15/2028	68,185,816
37,500,000	Anchorage Capital Ltd., Series 2016-9A-AR (3 Month LIBOR USD + 1.37%)	3.37%	^	07/15/2032	37,526,759
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.20%	^	10/15/2031	35,831,446
249,352	Apidos Ltd., Series 2013-16A-A1R (3 Month LIBOR USD + 0.98%)	2.95%	^	01/19/2025	249,430
35,000,000	Assurant Ltd., Series 2018-2A-A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	3.20%	^	10/20/2031	34,889,755
20,000,000	Assurant Ltd., Series 2019-1A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.32%	^	04/20/2030	20,044,828
7,500,000	Battalion Ltd., Series 2019-16A-A (3 Month LIBOR USD + 1.37%, 1.37% Floor)	0.01%	^	12/19/2032	7,500,783
25,000,000	Birch Grove Ltd., Series 19A-A (3 Month LIBOR USD + 1.49%)	3.78%	^	06/15/2031	25,015,890
3,000,000	CFIP Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 1.32%)	3.32%	^	07/13/2029	3,002,727
31,500,000	CRMN Mortgage Trust, Series 2018-1A-A1 (3 Month LIBOR USD + 1.25%, 1.25% Floor)	3.19%	^	10/25/2031	31,126,422
98,000,000	CVP Ltd., Series 2017-1A-A (3 Month LIBOR USD + 1.34%)	3.31%	^	07/20/2030	98,173,236
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	3.16%	^	01/20/2031	60,980,725
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	3.23%	^	10/15/2029	35,180,195
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.12%	^	07/15/2031	25,312,609
40,000,000	Elmwood Ltd., Series 2019-2A-A (3 Month LIBOR USD + 1.45%, 1.45% Floor)	3.42%	^	04/20/2031	40,194,176
10,000,000	Elmwood Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.10%, 2.10% Floor)	4.07%	^	04/20/2031	10,041,959
32,000,000	Elmwood Ltd., Series 2019-3A-A1 (3 Month LIBOR USD + 1.37%, 1.37% Floor)	3.19%	^	10/15/2032	31,978,713
20,250,000	Fort Washington, Series 2019-1A-A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	3.33%	^	10/20/2032	20,252,056
49,300,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	2.97%	^	04/26/2031	48,884,031
50,000,000	Greywolf Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.15%	^	10/20/2031	49,810,906
1,750,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	6.94%	^Þ	04/28/2025	1,484,264
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	5.60%	^	10/22/2025	4,999,132
85,500,000	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	2.90%	^	10/18/2027	85,522,384
25,000,000	Halsey Point Ltd., Series 2019-1A-A1A1 (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.26%	^	01/20/2033	25,000,653
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.11%	^	01/20/2033	12,999,931
31,000,000	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	3.13%	^	07/18/2031	30,784,522
14,103,582	Jamestown Ltd., Series 2014-4A-A1AR (3 Month LIBOR USD + 0.69%)	2.69%	^	07/15/2026	14,100,093
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.09%	^	04/25/2030	56,349,577
20,000,000	Jamestown Ltd., Series 2019-14A-A1 (3 Month LIBOR USD + 1.38%, 1.38% Floor)	3.29%	^	10/20/2032	19,980,956
9,500,000	Jamestown Ltd., Series 2019-14A-A2 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.11%	^	10/20/2032	9,490,809
13,600,000	Kayne Ltd., Series 2019-5A-A (3 Month LIBOR USD + 1.35%, 1.35% Floor)	3.53%	^	07/24/2032	13,590,990
12,950,000	Kayne Ltd., Series 2019-5A-B1 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	4.18%	^	07/24/2032	13,040,678
20,000,000	KVK Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 0.90%)	2.90%	^	01/14/2028	19,948,541
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	10/15/2031	29,843,435
25,000,000	LCM LP, Series 19A-AR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	3.24%	^	07/15/2027	25,012,363
20,000,000	Madison Park Funding Ltd., Series 2013-11A-AR (3 Month LIBOR USD + 1.16%)	3.09%	^	07/23/2029	19,999,387
5,500,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	5.39%	^	01/27/2026	5,514,959
5,000,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	7.38%	^	01/27/2026	4,962,739
64,500,000	Marathon Ltd., Series 2013-5A-A1R (3 Month LIBOR USD + 0.87%)	2.76%	^	11/21/2027	64,343,916
21,769,069	Marathon Ltd., Series 2014-7A-A1R (3 Month LIBOR USD + 1.32%)	3.26%	^	10/28/2025	21,776,803
25,000,000	Marble Point Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.33%, 1.33% Floor)	3.30%	^	01/20/2032	24,955,069
16,000,000	Marble Point Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.42%)	3.35%	^	07/23/2032	15,990,373
75,000,000	Midocean Credit, Series 2017-7A-A1 (3 Month LIBOR USD + 1.32%)	3.32%	^	07/15/2029	75,070,982
54,500,000	Midocean Credit, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.12%	^	07/20/2031	54,303,872
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2030	64,804,082
55,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	3.22%	^	07/25/2029	54,999,799
25,884,843	MP Ltd., Series 2015-2A-AR (3 Month LIBOR USD + 0.91%)	2.85%	^	10/28/2027	25,840,534
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	3.15%	^	07/15/2031	29,439,364
17,000,000	Newark BSL Ltd., Series 2016-1A-A1 (3 Month LIBOR USD + 1.52%)	3.46%	^	12/21/2029	17,005,661
10,000,000	Newark BSL Ltd., Series 2016-1A-A2 (3 Month LIBOR USD + 2.20%)	4.14%	^	12/21/2029	10,006,473
19,500,000	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	3.18%	^	11/15/2030	19,404,912
39,250,000	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	3.07%	^	04/19/2031	38,917,048
40,000,000	Ocean Trails, Series 2019-7A-A1 (3 Month LIBOR USD + 1.40%, 1.40% Floor)	3.40%	^	04/17/2030	40,054,880
50,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	07/15/2031	49,668,420
18,218,605	Palmer Square Loan Funding Ltd., Series 2017-1A-A1 (3 Month LIBOR USD + 0.74%)	2.74%	^	10/15/2025	18,228,270
38,000,000	Park Avenue Institutional Advisers Ltd., Series 2016-1A-A1R (3 Month LIBOR USD + 1.20%)	3.11%	^	08/23/2031	37,903,180
28,500,000	Pikes Peak, Series 2019-3A-A (3 Month LIBOR USD + 1.43%, 1.43% Floor)	3.37%	^	04/25/2030	28,518,968
20,500,000	PPM Ltd., Series 2019-3A-A (3 Month LIBOR USD + 1.40%)	3.40%	^	07/17/2030	20,563,187
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	3.15%	^	07/15/2031	27,763,109
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	3.65%	^	07/17/2031	2,463,052
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	3.13%	^	10/25/2031	19,894,918
25,500,000	Rockford Tower Ltd., Series 2017-3A-A (3 Month LIBOR USD + 1.19%)	3.16%	^	10/20/2030	25,474,433
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	3.00%	^	05/20/2031	38,814,194
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	3.15%	^	04/18/2031	49,638,421
36,500,000	Sound Point Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.39%, 1.39% Floor)	3.67%	^	07/20/2032	36,551,933
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	3.12%	^	10/26/2031	27,834,612
25,750,000	Sound Point Ltd., Series 2019-4A-A1A (3 Month LIBOR USD + 1.40%, 1.40% Floor)	0.01%	^	01/15/2033	25,750,000
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	3.04%	^	04/21/2031	29,674,400
20,000,000	Steele Creek Ltd., Series 2015-1A-AR (3 Month LIBOR USD + 1.26%)	3.15%	^	05/21/2029	19,983,574
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	3.01%	^	06/15/2031	33,679,286
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	4.20%	^	04/15/2032	10,044,780
10,000,000	Symphony Ltd., Series 2014-15A-AR2 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.26%	^	01/17/2032	9,986,064
30,000,000	TCI-Flatiron Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	3.22%	^	07/17/2028	29,955,113
25,000,000	Venture Ltd., Series 2014-19A-ARR (3 Month LIBOR USD + 1.26%, 1.26% Floor)	3.26%	^	01/15/2032	24,735,091
54,692,232	Venture Ltd., Series 2015-20A-AR (3 Month LIBOR USD + 0.82%)	2.82%	^	04/15/2027	54,612,192
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.17%	^	10/20/2031	74,615,595
25,000,000	Wellfleet Ltd., Series 2017-2A-A1 (3 Month LIBOR USD + 1.25%)	3.22%	^	10/20/2029	25,011,599
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	3.17%	^	10/20/2031	45,837,944
3,504,157	WhiteHorse Ltd., Series 2014-1A-AR (3 Month LIBOR USD + 0.90%)	2.81%	^	05/01/2026	3,503,675
13,073,303	WhiteHorse Ltd., Series 2015-10A-A1R (3 Month LIBOR USD + 0.93%, 0.93% Floor)	2.93%	^	04/17/2027	13,067,517
4,000,000	Wind River Ltd., Series 2013-2A-AR (3 Month LIBOR USD + 1.23%)	3.23%	^	10/18/2030	3,988,923
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	3.14%	^	01/15/2031	39,760,362
10,000,000	York Ltd., Series 2016-2A-A (3 Month LIBOR USD + 1.63%)	3.60%	^	01/20/2030	10,006,122
30,000,000	York Ltd., Series 2019-1A-A1 (3 Month LIBOR USD + 1.35%)	3.52%	^	07/22/2032	29,864,459
10,549,019	Zais Ltd., Series 2014-2A-A1AR (3 Month LIBOR USD + 1.20%)	3.14%	^	07/25/2026	10,552,163
2,500,000	Zais Ltd., Series 2016-2A-A1 (3 Month LIBOR USD + 1.53%)	3.53%	^	10/15/2028	2,500,834

Total Collateralized Loan Obligations (Cost $2,531,966,534)					2,526,166,242

Non-Agency Commercial Mortgage Backed Obligations - 7.3%
10,139,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	9,941,924
7,727,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	7,469,111
3,500,000	Arbor Realty Ltd., Series 2017-FL2-AS (1 Month LIBOR USD + 1.25%)	2.99%	^	08/15/2027	3,504,175
5,500,000	Arbor Realty Ltd., Series 2017-FL2-B (1 Month LIBOR USD + 1.55%)	3.29%	^	08/15/2027	5,513,750
18,093,000	Arbor Realty Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.15%)	2.89%	^	06/15/2028	18,130,796
1,811,217	AREIT Trust, Series 2018-CRE1-AS (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	02/14/2035	1,815,201
1,706,000	AREIT Trust, Series 2018-CRE1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	02/14/2035	1,709,647
2,837,533	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.64%	^	04/15/2035	2,827,427
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	12/15/2036	11,042,887
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.69%	^	06/15/2035	29,236,836
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	4.04%	^	06/15/2035	28,932,894
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.14%	^	06/15/2035	13,763,600
12,521,817	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00%	#^I/O	02/10/2051	125
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.36%	#	09/15/2048	4,276,794
56,727,646	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.81%	#I/O	09/15/2048	2,218,289
911,301	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-A (1 Month LIBOR USD + 0.90%, 0.95% Floor)	2.64%	^	09/15/2035	912,050
5,018,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	3.84%	^	09/15/2035	5,029,458
16,042,899	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	03/15/2036	16,063,137
6,530,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.24%	^	03/15/2036	6,536,801
1,057,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	4.09%	^	03/15/2036	1,059,609
39,457,437	BANK, Series 2017-BNK4-XA	1.43%	#I/O	05/15/2050	3,001,934
88,655,429	BANK, Series 2017-BNK5-XA	1.08%	#I/O	06/15/2060	5,019,963
1,750,000	BANK, Series 2018-BN10-AS	3.90%	#	02/15/2061	1,872,484
151,498,078	BANK, Series 2018-BN10-XA	0.74%	#I/O	02/15/2061	7,592,114
94,965,373	BANK, Series 2019-BN16-XA	0.97%	#I/O	02/15/2052	6,645,392
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	44,554,403
27,365,000	Barclays Commercial Mortgage Securities LLC, Series 2015-STP-D	4.28%	#^	09/10/2028	27,477,837
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	2.94%	^	08/15/2036	12,047,611
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	3.44%	^	08/15/2036	13,803,716
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.24%	^	08/15/2036	28,678,159
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	5.24%	^	08/15/2036	30,318,653
9,135,000	Barclays Commercial Mortgage Securities LLC, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	2.46%	^	03/15/2037	9,101,836
187,493,525	Barclays Commercial Mortgage Securities LLC, Series 2019-C4-XA	1.60%	#I/O	08/15/2052	22,380,108
75,148,926	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	0.90%	#I/O	11/15/2052	4,909,269
13,279,071	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	10/15/2037	13,234,342
67,548,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	07/15/2037	67,671,383
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2037	21,532,599
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	4.97%	^	03/15/2037	5,796,328
18,989,000	BDS Ltd., Series 2019-FL4-A (1 Month LIBOR USD + 1.10%)	2.84%	^	08/15/2036	19,019,629
7,220,000	BDS Ltd., Series 2019-FL4-AS (1 Month LIBOR USD + 1.40%)	3.14%	^	08/15/2036	7,236,404
4,500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.45%	#	01/12/2045	3,874,050
37,666,326	Benchmark Mortgage Trust, Series 2018-B7-XA	0.45%	#I/O	05/15/2053	1,181,073
80,937,850	Benchmark Mortgage Trust, Series 2019-B9-XA	1.05%	#I/O	03/15/2052	6,364,410
6,223,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	3.98%	^	10/15/2034	6,222,150
75,399,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	07/15/2035	75,449,449
14,591,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2035	14,601,853
28,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	2.56%	^	06/15/2035	28,582,660
15,809,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	2.92%	^	05/15/2029	15,844,633
6,663,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	3.06%	^	03/15/2037	6,676,864
35,415,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	3.69%	^	03/15/2037	35,440,400
17,352,750	BX Trust, Series 2017-APPL-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	17,390,822
29,846,050	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	29,963,345
34,505,750	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	3.79%	^	07/15/2034	34,527,979
63,983,750	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	07/15/2034	64,235,206
41,318,786	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	2.83%	^	09/15/2037	41,294,264
2,447,000	BX Trust, Series 2018-GW-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	3.51%	^	05/15/2035	2,453,751
4,437,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	3.71%	^	05/15/2035	4,452,460
7,481,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	4.16%	^	05/15/2035	7,521,207
16,882,000	BX Trust, Series 2018-MCSF-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	04/15/2035	16,926,785
2,014,000	BX Trust, Series 2019-ATL-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	3.98%	^	10/15/2036	2,016,242
8,644,000	BX Trust, Series 2019-MMP-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	08/15/2036	8,654,674
177,761,000	BX Trust, Series 2019-OC11-E	4.08%	^	12/09/2041	172,084,202
326,679,000	BX Trust, Series 2019-OC11-XB	0.32%	#^I/O	12/09/2041	6,367,300
49,405,605	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.96%	#I/O	11/13/2050	2,589,649
5,394,250	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.79%	^	08/21/2032	5,407,644
4,517,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4-AM	3.69%		05/10/2058	4,709,728
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.87%	#	05/10/2058	7,635,168
60,033,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.71%	#I/O	05/10/2058	5,048,583
43,971,493	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.62%	#I/O	06/15/2050	3,729,482
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-B	4.69%	^	02/15/2033	3,302,473
3,128,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-C	5.29%	^	02/15/2033	3,297,690
1,877,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-D	6.10%	^	02/15/2033	1,997,830
4,966,022	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	07/15/2032	4,973,697
6,952,979	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	3.89%	^	07/15/2032	6,944,059
43,737,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	4.74%	^	11/15/2036	43,932,732
24,582,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	5.48%	^	11/15/2036	24,727,889
187,305,080	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.77%	#^I/O	09/10/2045	7,181,857
149,692,515	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.15%	#I/O	03/10/2047	6,071,064
80,479,959	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.18%	#I/O	05/10/2047	3,486,915
186,849,842	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.99%	#I/O	10/10/2047	7,560,038
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,465,965
7,278,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.43%	#	02/10/2048	7,481,919
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.43%	#^	02/10/2048	3,500,952
209,673,901	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.36%	#I/O	02/10/2048	11,236,089
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57%	#	09/10/2058	14,909,865
171,889,285	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.90%	#I/O	09/10/2058	7,018,377
20,725,000	Citigroup Commercial Mortgage Trust, Series 2015-GC35-C	4.50%	#	11/10/2048	21,208,257
105,634,478	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.88%	#I/O	05/10/2049	10,065,772
211,815,596	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.27%	#I/O	02/10/2049	12,885,060
43,286,602	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.76%	#I/O	04/10/2049	3,702,191
112,428,271	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.69%	#I/O	04/15/2049	8,371,668
59,972,191	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.98%	#I/O	07/10/2049	5,626,663
37,467,743	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.52%	#I/O	10/10/2049	2,709,746
46,635,846	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.13%	#I/O	04/14/2050	2,917,231
63,849,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.98%	^	08/20/2035	64,072,471
1,491,133	Commercial Mortgage Pass Through Certificates, Series 2014-CR14-A2	3.15%		02/10/2047	1,490,716
31,468,791	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.64%	#I/O	08/15/2045	1,054,145
139,422,716	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	1.86%	#I/O	10/15/2045	5,794,283
106,215,499	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.10%	#^I/O	12/10/2044	3,533,057
145,155,476	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.67%	#I/O	08/10/2046	3,137,782
194,137,037	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.15%	#I/O	10/10/2046	6,889,496
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	4.89%	#	11/10/2046	890,748
7,635,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.75%	#	08/10/2047	8,051,090
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.51%	#	11/10/2047	31,879,714
95,692,430	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.08%	#I/O	06/10/2047	3,879,984
13,025,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.12%	#^	03/10/2048	12,872,460
190,989,217	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	0.94%	#I/O	03/10/2048	6,689,684
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.48%	#	10/10/2048	9,822,269
84,549,532	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	0.95%	#I/O	10/10/2048	3,780,142
8,715,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.34%	#	02/10/2048	8,907,188
340,693,768	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.10%	#I/O	02/10/2048	13,793,089
26,930,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.65%	#	02/10/2049	28,975,409
20,355,000	Commercial Mortgage Pass-Through Certificates, Series 2016-GCT-E	3.46%	#^	08/10/2029	20,288,907
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	3.93%	#^	10/10/2029	1,652,395
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	3.81%	#^	10/10/2029	5,381,784
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	09/15/2033	18,518,658
833,000	Commercial Mortgage Trust, Series 2015-3BP-F	3.24%	#^	02/10/2035	819,134
1,782,000	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	12/15/2031	1,783,937
150,822,000	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.55%	#^I/O	09/15/2037	3,951,129
26,290,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	2.72%	^	05/15/2036	26,372,714
21,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	05/15/2036	21,786,318
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.27%	#	04/15/2050	4,805,946
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85%	#	06/15/2057	13,951,038
12,154,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-C	4.35%	#	08/15/2048	12,122,905
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.58%	#	11/15/2048	10,297,625
305,553,499	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.87%	#I/O	11/15/2048	12,119,902
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.39%	#	11/15/2049	2,111,364
186,780,594	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.24%	#I/O	06/15/2050	10,975,116
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.11%	#	11/15/2050	5,756,567
91,425,640	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.72%	#I/O	11/15/2050	4,080,729
4,393,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-AS	3.61%		06/15/2052	4,575,073
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	16,564,037
256,314,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.22%	#I/O	12/15/2052	19,716,186
3,818,000	CSMC Trust 2017-MOON, Series 2017-MOON-D	3.20%	#^	07/10/2034	3,828,806
7,050,000	CSMC Trust, Series 2017-CALI-E	3.78%	#^	11/10/2032	6,882,531
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78%	#^	11/10/2032	5,766,710
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	07/15/2032	12,147,271
21,321,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	5.04%	^	07/15/2032	21,384,645
4,673,000	CSMC Trust, Series 2017-MOON-E	3.20%	#^	07/10/2034	4,647,329
43,750,000	CSWF Trust, Series 2018-TOP-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	08/15/2035	43,763,147
100,680,065	DBUBS Mortgage Trust, Series 2011-LC2A-XA	1.03%	#^I/O	07/10/2044	983,201
2,996,000	DBUBS Mortgage Trust, Series 2011-LC3A-PM2	5.10%	#^	05/10/2044	3,078,040
121,565,448	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.46%	#I/O	05/10/2049	8,421,094
49,769,199	Exantas Capital Corporation Ltd., Series 2019-RSO7-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	04/15/2036	49,828,324
28,473,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	4.10%	^	12/10/2036	28,452,158
9,232,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.10%	^	12/10/2036	9,068,557
9,232,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.10%	^	12/10/2036	8,930,584
73,900,846	FREMF Mortgage Trust, Series 2010-K8-C	0.00%	^P/O	09/25/2043	72,426,229
86,165,686	FREMF Mortgage Trust, Series 2013-K713-D	0.00%	^P/O	04/25/2046	84,590,491
186,442,686	FREMF Mortgage Trust, Series 2013-K713-X2B	0.10%	^I/O	04/25/2046	5,612
18,962,009	GPMT Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	2.66%	^	11/21/2035	18,944,640
17,094,000	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.04%	^	02/22/2036	17,154,051
3,322,000	GPT Mortgage Trust, Series 2018-GPP-B (1 Month LIBOR USD + 1.28%, 1.28% Floor)	3.02%	^	06/15/2035	3,310,596
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	4.45%	^	12/15/2036	68,859,854
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	4.85%	^	12/15/2036	75,024,960
1,975,707	Greenwich Capital Commercial Funding Corporation, Series 2006-GG7-AM	5.62%	#	07/10/2038	1,994,290
18,031,755	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.66%	#^I/O	03/10/2044	81,985
22,922,127	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.50%	#I/O	02/10/2046	885,220
259,039,485	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.06%	#I/O	02/10/2048	9,348,683
238,968,281	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.77%	#I/O	07/10/2048	7,935,133
165,132,217	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.31%	#I/O	10/10/2048	9,491,156
34,121,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.85% Floor)	2.64%	^	07/15/2031	34,031,511
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.50% Floor)	3.34%	^	07/15/2031	3,885,963
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	3.84%	^	07/15/2031	11,993,876
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	4.54%	^	07/15/2031	11,301,498
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	5.66%	^	07/15/2031	4,689,672
23,022,000	GS Mortgage Securities CorporationTrust 2019-SOHO, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	3.61%	^	06/15/2036	23,002,042
16,399,000	GS Mortgage Securities CorporationTrust, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	11/15/2032	16,380,835
92,077,059	GS Mortgage Securities Trust, Series 2012-GC6-XA	1.93%	#^I/O	01/10/2045	2,576,767
3,500,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.32%	#	02/10/2048	3,561,576
67,365,573	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.78%	#I/O	11/10/2048	2,689,672
55,138,751	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.65%	#I/O	05/10/2049	4,091,759
307,079,561	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.25%	#I/O	10/10/2049	19,239,732
68,975,460	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.57%	#I/O	11/10/2049	1,866,545
190,106,559	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.13%	#I/O	08/10/2050	12,704,498
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.35%	#I/O	08/10/2050	2,425,562
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	4.90%	#^	03/10/2033	3,773,180
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	4.90%	#^	03/10/2033	7,452,067
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	4.90%	#^	03/10/2033	9,940,579
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	4.90%	#^	03/10/2033	9,329,606
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	4.90%	#^	03/10/2033	11,464,710
206,542,342	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.45%	#I/O	03/10/2051	6,441,312
61,059,222	GS Mortgage Securities Trust, Series 2019-GC38-XA	0.96%	#I/O	02/10/2052	4,453,055
17,228,092	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.14%	#I/O	05/10/2052	1,373,389
7,037,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%, 2.65% Floor)	4.39%	^	12/15/2034	7,055,414
5,692,000	Hilton USA Trust 2016-SFP, Series 2016-SFP-A	2.83%	^	11/05/2035	5,693,538
38,471,164	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2036	38,519,137
9,317,000	IMT Trust, Series 2017-APTS-BFL (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.69%	^	06/15/2034	9,298,786
2,917,000	IMT Trust, Series 2017-APTS-CFL (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.84%	^	06/15/2034	2,913,092
545,818	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	0.93%	#^I/O	01/12/2037	7,852
1,665,688	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2005-CB12-AJ	4.99%	#	09/12/2037	1,671,562
1,341,083	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.30%	#I/O	05/15/2045	426
18,455,723	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	0.44%	#I/O	06/12/2047	185
47,624,990	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00%	#^I/O	02/12/2051	476
132,454,520	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.57%	#I/O	05/15/2045	3,891,461
274,126,169	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.76%	#I/O	10/15/2045	10,542,728
107,319,487	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.48%	#I/O	06/15/2045	2,332,739
77,536,711	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.08%	#I/O	01/15/2049	2,925,359
3,447,207	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	06/15/2032	3,435,113
5,488,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	2.99%	^	06/15/2032	5,461,062
17,779,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	3.64%	^	06/15/2032	17,663,479
66,732,348	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.74%	^	06/15/2032	66,789,264
9,343,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.27%	^	11/15/2035	9,338,585
103,312,500	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2019-EMBS-AB (1 Month LIBOR USD + 2.32%, 2.32% Floor)	4.03%	^	02/07/2024	103,780,299
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	4,898,272
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B (1 Month LIBOR USD + 1.10%, 1.14% Floor)	2.84%	^	02/15/2035	6,933,353
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.30%, 1.34% Floor)	3.04%	^	02/15/2035	902,877
1,145,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76%	#^	01/05/2031	1,151,855
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	6,165,957
81,633,745	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.83%	#I/O	02/15/2047	2,303,419
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.66%	#	08/15/2047	3,511,878
185,749,070	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.86%	#I/O	11/15/2047	6,406,485
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.37%	#	01/15/2048	6,835,622
198,186,509	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.97%	#I/O	01/15/2048	7,576,274
12,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.31%	#	02/15/2048	12,430,663
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81%	#^	02/15/2048	10,094,713
15,238,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.20%	#	10/15/2048	15,611,419
37,995,965	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.06%	#I/O	10/15/2048	1,411,174
55,150,030	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.76%	#I/O	05/15/2048	1,277,391
149,302,304	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.52%	#I/O	07/15/2048	3,676,017
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.67%	#	11/15/2048	25,278,942
90,774,498	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.36%	#I/O	11/15/2048	3,250,517
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.62%	#	12/15/2048	18,492,146
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.74%	#	03/15/2049	34,261,121
146,156,186	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.67%	#I/O	06/15/2049	9,763,058
161,155,244	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	0.94%	#I/O	03/15/2050	8,945,695
93,206,332	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.50%	#I/O	06/13/2052	9,972,173
11,508,000	KREF Ltd., Series 2018-FL1-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	2.84%	^	06/15/2036	11,566,253
8,558,383	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.71%	#^I/O	11/15/2038	2,080
31,939,000	LoanCore Issuer Ltd., Series 2018-CRE1-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.24%	^	05/15/2028	31,986,909
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	3.24%	^	05/15/2036	45,168,652
8,610,000	LoanCore Issuer Ltd., Series 2019-CRE3-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.79%	^	04/15/2034	8,621,555
21,872,665	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.08%	#^I/O	03/10/2050	867,387
17,967,334	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	0.73%	#I/O	11/15/2026	88,281
91,668	Merrill Lynch Mortgage Trust, Series 2006-C1-AJ	5.59%	#	05/12/2039	91,906
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30%	^	10/15/2030	10,144,934
144,553,740	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.61%	#I/O	10/15/2046	2,694,496
31,254,267	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.35%	#I/O	02/15/2046	1,071,821
11,700,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	12,258,738
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	39,156,704
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	21,127,713
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.46%	#	02/15/2048	5,714,324
228,138,224	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.31%	#I/O	02/15/2048	10,962,430
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.13%	#	07/15/2050	10,879,417
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.53%	#	10/15/2048	9,039,410
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.53%	#	12/15/2047	19,967,346
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24%	#^	12/15/2047	1,412,540
153,463,276	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.20%	#I/O	01/15/2049	8,464,267
2,314,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.31%	#	11/15/2049	2,365,829
51,756,094	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.42%	#I/O	05/15/2050	3,499,131
1,729,261	Morgan Stanley Capital Trust, Series 2007-T27-AJ	5.95%	#	06/11/2042	1,824,335
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	3.94%	^	11/15/2034	12,162,738
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	4.89%	^	11/15/2034	17,967,713
13,586,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	6.09%	^	11/15/2034	13,611,447
11,392,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	3.39%	^	07/15/2035	11,410,106
20,425,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	4.29%	^	07/15/2035	20,479,198
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	4.79%	^	07/15/2035	10,784,840
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	5,514,029
79,301,993	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.03%	#I/O	03/15/2052	6,247,768
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2029	3,977,033
157,625,213	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.65%	#I/O	11/15/2029	8,396,159
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	3.04%	^	05/15/2036	1,316,445
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	3.89%	^	05/15/2036	6,014,006
20,001,348	Morgan Stanley Capital, Inc., Series 2006-HQ10-X1	0.52%	#^I/O	11/12/2041	36
2,575,000	Morgan Stanley Capital, Inc., Series 2014-CPT-E	3.45%	#^	07/13/2029	2,589,388
2,325,000	Morgan Stanley Capital, Inc., Series 2014-CPT-F	3.45%	#^	07/13/2029	2,327,711
26,750,805	Morgan Stanley Capital, Inc., Series 2015-UBS8-XA	0.89%	#I/O	12/15/2048	1,147,778
147,106,577	Morgan Stanley Capital, Inc., Series 2017-H1-XA	1.44%	#I/O	06/15/2050	10,745,621
3,109,015	Motel 6 Trust, Series 2017-MTL6-A (1 Month LIBOR USD + 0.92%, 0.92% Floor)	2.66%	^	08/15/2034	3,113,358
54,253,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72%	^	12/15/2036	49,445,099
14,568,879	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	2.72%	^	06/15/2035	14,518,385
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	3.34%	^	02/15/2036	14,871,389
3,453,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	3,463,460
13,163,783	PFP Ltd., Series 2019-5-A (1 Month LIBOR USD + 0.97%, 0.97% Floor)	2.71%	^	04/14/2036	13,209,843
5,840,000	RCM Trust, Series 2019-FL3-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.79%	^	03/25/2034	5,834,096
14,159,000	Rosslyn Portfolio Trust, Series 2017-ROSS-A (1 Month LIBOR USD + 0.95%, 1.94% Floor)	2.69%	^	06/15/2033	14,161,845
15,724,000	Rosslyn Portfolio Trust, Series 2017-ROSS-B (1 Month LIBOR USD + 1.25%, 2.24% Floor)	2.99%	^	06/15/2033	15,728,220
14,274,000	STWD Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.40%)	3.14%	^	07/15/2038	14,304,332
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	4.89%	^	11/11/2034	7,596,440
9,713	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4-AJ	5.50%	#	08/15/2039	9,711
37,345,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.19%	^	09/15/2034	37,452,367
76,698,516	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.57%	#I/O	06/15/2050	6,683,447
12,689,395	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.12%	#I/O	08/15/2050	782,396
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.45%	#	12/15/2050	3,021,479
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	9,088,923
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.89%	#	03/15/2051	1,614,858
43,691,488	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.89%	#I/O	03/15/2051	2,646,158
2,080,000	UBS Commercial Mortgage Trust, Series 2019-C16-B	4.32%	#	04/15/2052	2,229,664
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38%		12/15/2052	15,235,809
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68%		12/15/2052	9,908,029
73,869,381	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.82%	#^I/O	08/10/2049	2,971,034
566,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-AS	3.58%		06/15/2052	593,843
3,193,000	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-B	3.84%	#	06/15/2052	3,333,424
50,759,330	Wells Fargo Commercial Mortgage Trust 2019-C51, Series 2019-C51-XA	1.38%	#I/O	06/15/2052	5,027,818
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,536,865
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07%	#	02/15/2048	11,529,736
389,276,452	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.21%	#I/O	02/15/2048	19,661,069
5,450,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	5,396,970
228,571,871	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.89%	#I/O	02/15/2048	8,437,616
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.61%	#	11/15/2048	10,243,612
137,226,287	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.02%	#I/O	11/15/2048	6,667,921
255,982,165	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.33%	#I/O	04/15/2050	11,834,209
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.53%	#	09/15/2058	12,638,333
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.60%	#	12/15/2048	1,915,063
127,774,025	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.99%	#I/O	12/15/2048	5,176,484
11,469,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.72%	#	01/15/2059	12,001,829
8,676,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.03%	#	06/15/2049	9,302,907
136,205,021	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.63%	#I/O	11/15/2049	9,856,272
157,993,884	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.13%	#I/O	09/15/2050	10,336,308
50,509,041	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.89%	#I/O	12/15/2050	2,976,013
167,454,849	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.70%	#I/O	03/15/2051	7,831,512
138,004,039	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.46%	#I/O	05/15/2052	14,108,194
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	25,046,042
82,545,009	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.62%	#I/O	08/15/2052	9,711,263
143,989,133	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.97%	#I/O	12/15/2052	9,729,864
56,437,583	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.33%	#^I/O	06/15/2044	228,132
79,164,383	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.06%	#^I/O	04/15/2045	2,415,630
90,814,590	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.81%	#^I/O	08/15/2045	3,291,439
35,893,151	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	1.90%	#^I/O	11/15/2045	1,536,823
135,096,920	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.73%	#I/O	12/15/2046	2,965,918
159,604,581	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.03%	#I/O	03/15/2047	5,094,020
25,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-A5	3.63%		11/15/2047	26,411,670
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.32%	#	11/15/2047	8,327,838
183,458,947	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.83%	#I/O	11/15/2047	6,079,701

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,244,992,096)					4,012,025,333

Non-Agency Residential Collateralized Mortgage Obligations - 27.0%
10,000,000	Accredited Mortgage Loan Trust, Series 2005-4-M1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	2.19%		12/25/2035	9,780,540
12,536,374	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.12%, 0.12% Floor)	1.91%		01/25/2037	9,373,600
84,683,785	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		11/25/2036	40,047,936
2,367,918	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.62%	#	01/25/2036	2,290,938
30,897,653	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	3.84%	#	02/25/2036	24,783,004
4,250,661	Adjustable Rate Mortgage Trust, Series 2005-2-6M2 (1 Month LIBOR USD + 0.98%, 0.48% Floor, 11.00% Cap)	2.77%		06/25/2035	4,294,263
3,725,687	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	4.55%	#	08/25/2035	3,691,622
732,070	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.15%	#	10/25/2035	653,823
7,954,884	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	4.14%	#	11/25/2035	7,241,691
16,593,811	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	4.31%	#	03/25/2036	12,790,120
9,677,960	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	4.40%	#	05/25/2036	9,235,612
13,875,274	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	4.87%	#	05/25/2036	7,468,654
11,290,546	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.32%	#	03/25/2037	10,573,053
1,830,175	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	5.00%	#^	11/25/2037	1,901,987
223,102	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 1.70% Floor)	4.34%		11/25/2033	219,787
1,463,886	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 1.35% Floor)	3.82%		04/25/2034	1,429,462
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.30% Floor)	3.74%		06/25/2034	618,465
10,554,118	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	2.79%		03/25/2035	10,267,755
63,868,493	Ajax Master Trust, Series 2016-1-PC	0.00%	# ^	01/01/2057	59,190,854
68,275,150	Ajax Master Trust, Series 2016-2-PC	0.00%	# ^	10/25/2056	61,191,419
81,034,754	Ajax Master Trust, Series 2017-1-PC	0.00%	# ^	06/25/2057	75,082,654
52,905,948	Ajax Mortgage Loan Trust, Series 2017-C-A	3.75%	^§	07/25/2060	53,330,248
95,075,755	Ajax Mortgage Loan Trust, Series 2018-C-A	4.36%	#^	09/25/2065	96,345,605
7,449,194	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38%	#^	06/25/2058	7,564,521
13,213,270	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95%	#^	10/25/2058	13,287,925
4,380,570	Alternative Loan Trust 2006-12CB, Series 2006-12CB-A8	6.00%		05/25/2036	3,538,458
2,710,450	Alternative Loan Trust 2006-2CB, Series 2006-2CB-A9	6.00%		03/25/2036	2,039,014
49,435,281	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	45,568,157
14,276,531	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	10,901,413
4,005,419	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	3,367,762
10,136,084	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/O	01/25/2037	1,957,862
10,136,084	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.39%		01/25/2037	6,243,093
6,816,540	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	6,034,797
9,672,430	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	8,563,164
21,363,384	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	17,207,104
7,443,040	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	5,524,407
6,778,185	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	5,926,384
56,087,840	Alternative Loan Trust, Series 2007-HY4-4A1	3.98%	#	06/25/2037	53,549,394
81,653,311	Alternative Loan Trust, Series 2007-HY9-A2 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.06%		08/25/2047	71,659,395
5,207,405	American Home Assets, Series 2006-2-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%		09/25/2046	4,959,434
211,442	American Home Mortgage Investment Trust, Series 2005-1-7A2 (6 Month LIBOR USD + 2.00%, 2.00% Floor, 11.00% Cap)	3.89%		06/25/2045	212,055
5,588,885	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 11.00% Cap)	2.09%		11/25/2045	5,082,046
20,681,802	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	3.66%		11/25/2045	15,076,506
2,241,606	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10%		06/25/2036	756,190
7,816,509	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60%	^	01/25/2037	3,377,749
140,201,259	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		10/25/2036	99,096,717
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.34%		05/25/2034	7,063,840
16,500,000	Ameriquest Mortgage Securities, Inc., Series 2004-R8-M2 (1 Month LIBOR USD + 1.02%, 0.68% Floor)	2.81%		09/25/2034	16,524,971
8,380,910	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 0.80% Floor)	2.99%		10/25/2032	7,320,017
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47%	^	01/19/2039	40,849,551
15,389,419	Angel Oak Mortgage Trust, Series 2018-1-A1	3.26%	#^	04/27/2048	15,467,795
1,631,018	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2003-HE6-M1 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	2.77%		11/25/2033	1,622,287
575,720	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.12% Floor)	3.47%		06/25/2034	576,476
30,699,137	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		11/25/2036	28,573,099
9,814,618	Banc of America Alternative Loan Trust, Series 2005-10-2CB1	6.00%		11/25/2035	10,055,469
1,656,653	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,632,366
5,242,491	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	5,255,038
1,854,800	Banc of America Alternative Loan Trust, Series 2005-5-2CB1	6.00%		06/25/2035	1,859,629
1,180,471	Banc of America Alternative Loan Trust, Series 2005-8-2CB1	6.00%		09/25/2035	1,204,765
5,694,917	Banc of America Alternative Loan Trust, Series 2006-1-3CB1	6.50%		02/25/2036	5,927,329
2,952,235	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	2,949,617
4,068,217	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	3,957,087
2,915,434	Banc of America Alternative Loan Trust, Series 2006-3-4CB1	6.50%		04/25/2036	2,859,933
956,803	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	948,741
2,168,317	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	2,105,036
10,740,087	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.00%	ß	10/25/2036	5,639,612
2,988,294	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.71%	I/F I/O	11/25/2036	468,591
1,065,011	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		11/25/2036	932,214
5,127,600	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	5,084,106
875,170	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	860,289
5,622,288	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	5,697,353
169,050	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%)	17.42%	I/F	03/25/2036	238,111
540,031	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	536,221
1,803,102	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	1,756,169
631,419	Banc of America Funding Corporation, Series 2006-3-6A1	6.21%	#	03/25/2036	646,632
3,821,183	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	3,841,467
1,098,709	Banc of America Funding Corporation, Series 2006-7-T2A5	6.04%		10/25/2036	1,065,691
5,178,549	Banc of America Funding Corporation, Series 2006-7-T2A8	5.91%		10/25/2036	5,023,405
1,180,080	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10%		10/25/2036	1,176,697
571,006	Banc of America Funding Corporation, Series 2006-B-7A1	4.41%	#	03/20/2036	545,701
7,083,222	Banc of America Funding Corporation, Series 2006-D-6A1	3.89%	#	05/20/2036	7,000,502
241,923	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.22%, 0.22% Floor, 10.50% Cap)	2.20%		07/20/2036	242,438
245,263	Banc of America Funding Corporation, Series 2006-H-3A1	4.17%	#	09/20/2046	232,490
38,103,630	Banc of America Funding Corporation, Series 2006-H-5A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	1.94%		10/20/2036	20,654,419
859,884	Banc of America Funding Corporation, Series 2007-1-TA10	5.84%	ß	01/25/2037	853,644
1,176,590	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83%	#	04/25/2037	1,170,562
2,184,729	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	2,103,577
1,874,844	Banc of America Funding Corporation, Series 2009-R14A-3A (- 2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	12.28%	^I/F	06/26/2035	2,387,557
3,396,928	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75%	#^	12/26/2036	3,383,799
1,175,838	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	11.64%	^I/F	07/26/2036	1,462,935
95,129	Banc of America Mortgage Securities Trust, Series 2004-K-4A1	3.61%	#	12/25/2034	95,923
2,601,415	Banc of America Mortgage Securities Trust, Series 2006-1-A9	6.00%		05/25/2036	2,565,165
260,606	Banc of America Mortgage Securities Trust, Series 2007-1-2A5	5.75%		01/25/2037	256,014
14,851,991	BankUnited Trust, Series 2005-1-2A1	4.07%	#	09/25/2045	14,814,735
1,482,177	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	2.08%	^	07/25/2037	1,409,922
26,827,162	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47%	^§	06/28/2034	26,856,865
5,107,053	BCAP LLC Trust, Series 2006-AA2-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		01/25/2037	4,919,495
2,832,819	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	2,291,469
3,066,877	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	2,433,464
10,966,157	BCAP LLC Trust, Series 2008-RR3-A1B	6.67%	#^	10/25/2036	6,336,830
2,839,595	BCAP LLC Trust, Series 2009-RR13-18A2	5.75%	#^	07/26/2037	2,450,120
3,779,282	BCAP LLC Trust, Series 2009-RR4-4A2	5.75%	#^	02/26/2036	2,869,200
1,856,952	BCAP LLC Trust, Series 2010-RR10-5A1	7.00%	#^	04/27/2037	1,956,547
2,825,569	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.42%	#	02/25/2036	2,697,568
5,015,452	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.09%	#	10/25/2046	4,758,716
5,218,865	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.76%	#	02/25/2047	5,158,733
2,130,527	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	4.24%	#	02/25/2047	2,049,347
1,856,570	Bear Stearns Alt-A Trust, Series 2004-11-2A3	4.05%	#	11/25/2034	1,850,006
9,144,549	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.24% Floor, 11.50% Cap)	2.27%		02/25/2036	9,322,279
19,586,881	Bear Stearns Alt-A Trust, Series 2006-3-21A1	4.16%	#	05/25/2036	17,163,572
7,525,654	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.17% Floor, 11.50% Cap)	2.13%		08/25/2036	6,678,072
9,652,736	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.94%	#	11/25/2036	8,766,132
4,781,503	Bear Stearns Alt-A Trust, Series 2006-8-2A1	3.68%	#	08/25/2046	4,662,368
9,507,143	Bear Stearns Alt-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.16% Floor, 11.50% Cap)	2.11%		01/25/2047	8,695,891
24,947,339	Bear Stearns Alt-A Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	3.92%		12/25/2046	23,225,032
4,680,806	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	6.00%		08/25/2034	4,841,927
14,062,386	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75%		04/25/2035	13,881,359
3,858,882	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75%		04/25/2035	3,990,342
48,482,920	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.38%	#	09/25/2035	45,820,640
7,448,493	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00%		10/25/2035	6,550,236
11,499,046	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25%		02/25/2036	8,444,251
4,536,414	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	4,216,201
18,830,016	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		02/25/2037	19,310,927
44,627,385	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.01%		05/25/2037	41,476,540
19,150,349	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	2.84%		08/25/2037	16,698,643
1,452,022	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	1,076,737
1,325,530	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	996,137
2,257,889	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.74%	#	10/25/2036	2,115,773
15,190,551	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	1.99%		11/25/2036	16,726,591
5,589,881	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	1.97%		12/25/2037	5,312,353
12,843,202	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	1.95%		04/25/2037	15,019,202
42,200,000	Bellemeade Ltd., Series 2019-2A-M1B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	3.24%	^	04/25/2029	42,237,119
20,613,921	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		11/25/2036	19,870,610
13,613,910	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		03/25/2037	13,113,179
33,785,574	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00%	^	08/27/2037	26,688,265
5,975,981	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	1.91%		10/25/2036	4,805,285
28,815,434	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	1.95%		10/25/2036	23,292,144
8,869,172	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	2.04%		10/25/2036	7,252,023
103,674,238	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	1.95%		10/25/2036	96,978,230
30,594,417	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	1.93%		12/25/2036	28,933,951
25,278,053	Cascade MH Asset Trust, Series 2019-MH1-A	4.00%	#^	11/25/2044	25,294,716
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43%		01/25/2034	2,798,968
857,607	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.60% Floor)	2.69%		03/25/2033	835,176
5,263,808	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.78%	#	12/25/2035	5,270,841
9,106,414	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	7,198,065
10,244,172	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	7,566,465
5,969,895	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	4,452,007
16,294,363	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	11,899,390
5,263,947	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.40%	#	07/25/2037	5,140,803
5,377,523	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	3,765,391
3,116,824	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	2,406,821
1,571,270	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	396,901
3,037,132	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	2,403,935
3,626,671	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	3,598,775
540,209	ChaseFlex Trust, Series 2006-1-A5	6.16%	#	06/25/2036	508,577
4,412,492	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	1.99%		09/25/2036	3,680,115
3,965,336	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	2,252,343
9,007,949	ChaseFlex Trust, Series 2007-M1-2F4	4.21%	ß	08/25/2037	8,609,050
9,369,068	ChaseFlex Trust, Series 2007-M1-2F5	4.21%	ß	08/25/2037	8,953,396
4,133,564	CHL Mortgage Pass Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	3,830,662
21,866,302	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	18,553,537
4,167,475	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	3,462,726
8,080,281	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	6,778,996
34,253,676	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	31,066,957
2,256,387	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	1,992,762
48,364,561	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	38,618,754
2,335,485	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	1,980,492
3,127,406	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	2,544,981
5,587,884	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	4,485,545
15,310,464	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.45%	#	03/25/2037	14,473,813
65,959,595	CIM Trust, Series 2016-1RR-B2	7.78%	#^Þ	07/26/2055	66,610,524
75,440,246	CIM Trust, Series 2016-2RR-B2	8.23%	#^Þ	02/25/2056	75,988,116
14,971,601	CIM Trust, Series 2016-3-A1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	4.21%	^	02/25/2056	15,461,241
73,074,681	CIM Trust, Series 2016-3RR-B2	7.99%	#^Þ	02/27/2056	73,740,896
50,188,672	CIM Trust, Series 2017-3RR-B2	11.09%	#^Þ	01/27/2057	51,636,595
164,484,160	CIM Trust, Series 2017-6-A1	3.02%	#^	06/25/2057	164,896,176
115,545,492	CIM Trust, Series 2017-8-A1	3.00%	#^	12/25/2065	115,696,752
5,071,283	Citicorp Residential Mortgage Trust, Inc., Series 2005-1-1A4	5.50%		02/25/2035	5,218,841
4,355,741	Citicorp Residential Mortgage Trust, Inc., Series 2006-2-A5	5.35%		09/25/2036	4,456,716
1,107,558	Citicorp Residential Mortgage Trust, Inc., Series 2006-7-1A1	6.00%		12/25/2036	1,057,853
4,413,828	Citicorp Residential Mortgage Trust, Inc., Series 2007-1-A4	5.30%	ß	03/25/2037	4,432,441
270,728,321	Citigroup Mortgage Loan Trust	0.00%	^	04/25/2064	260,235,758
1,880,499	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,521,470
940,836	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	907,485
2,550,317	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	2,583,229
33,578,572	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%	^	09/25/2036	32,656,588
8,456,200	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.74%	#	06/25/2036	8,667,526
3,231,699	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85%	ß	10/25/2036	2,584,938
1,734,035	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.87%	ß	03/25/2036	1,201,377
11,543,632	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.16%	ß	05/25/2036	6,361,152
2,977,507	Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3-M1 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	2.08%		10/25/2036	2,982,500
4,471,639	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.37%	#	04/25/2037	4,612,959
748,230	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50%	^	10/25/2036	614,113
118,745	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	120,251
21,216,096	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75%	^	04/25/2047	18,280,367
1,156,816	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50%	#^Þ	05/25/2037	1,222,485
72,760,156	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%	^	01/25/2037	67,087,709
1,894,360	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	4.10%	#	04/25/2037	1,823,749
4,554,656	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	4.04%	#	08/25/2047	4,467,807
11,016,256	Citigroup Mortgage Loan Trust, Inc., Series 2007-FS1-2A1A (1 Month LIBOR USD + 1.00%, 1.00% Floor, 5.75% Cap)	2.79%	^	10/25/2037	10,720,104
4,766,236	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97%	ß	01/25/2037	3,292,920
10,506,499	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76%	ß	01/25/2037	7,235,273
6,309,583	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00%	#^	10/25/2037	6,074,946
43,996,596	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00%	#^	06/25/2037	45,202,710
23,029,407	Citigroup Mortgage Loan Trust, Inc., Series 2014-J2-A1	3.50%	#^	11/25/2044	23,411,251
189,439,835	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	3.93%	#^	07/25/2067	197,302,819
16,057,255	Citigroup Mortgage Loan Trust, Inc., Series 2018-A-A1	4.00%	#^	01/25/2068	16,145,688
23,014,330	Citigroup Mortgage Loan Trust, Inc., Series 2018-C-A1	4.13%	^§	03/25/2059	23,300,764
183,422,774	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	180,621,193
35,641,863	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26%	#^	04/25/2066	35,761,898
91,355,792	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23%	^§	09/25/2059	91,601,520
3,422,505	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	3,330,604
3,454,700	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	3,404,823
2,428,576	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	2,332,862
655,937	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	682,288
2,590,187	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	2,379,871
7,588,885	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	7,412,392
4,043,411	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	4,044,833
1,971,430	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	1,972,124
5,345,589	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.39%		01/25/2037	4,430,474
5,044,157	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/F I/O	01/25/2037	733,155
4,240,940	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1 (4.00% Floor, 6.00% Cap)	6.00%		03/25/2037	4,283,355
9,759,760	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/F I/O	03/25/2037	1,714,328
3,824,641	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	3,813,294
6,755,391	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.12%		04/25/2037	5,387,954
6,755,391	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.88%	I/F I/O	04/25/2037	1,172,407
7,154,346	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	6,977,649
989,894	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	978,761
13,051,038	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	12,904,256
445,320	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	430,813
6,689,075	Colony American Finance Ltd., Series 2016-1-A	2.54%	^	06/15/2048	6,677,052
42,836,051	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	41,048,404
4,909,620	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	4,892,116
3,680,940	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.29%		07/25/2035	2,771,852
7,515,253	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	07/25/2035	842,207
126,635	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2020	126,921
2,636,241	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	9.80%	I/F	07/25/2035	2,876,597
3,682,997	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.54%		08/25/2035	3,089,078
1,448,981	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	1,030,386
1,903,805	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,818,075
6,547,333	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	5,772,567
2,232,896	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	1,879,388
20,830,159	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	18,936,306
513,643	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	22.79%	I/F	12/25/2035	864,358
688,814	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	682,491
9,997,267	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	9,905,507
1,755,044	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	2.59%		01/25/2036	1,511,570
4,415,328	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	2.91%	I/F I/O	01/25/2036	559,641
42,147,993	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	32,247,640
822,793	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	726,396
27,353,864	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	20,004,316
2,160,985	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	15.06%	I/F	02/25/2036	2,875,699
1,376,657	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	1,181,227
2,496,601	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	2,351,940
568,168	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.49%		10/25/2035	457,825
266,155	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	250,733
657,878	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	551,586
962,761	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	954,339
809,867	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	2.27%		11/25/2035	638,752
1,619,735	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	3.23%	I/F I/O	11/25/2035	172,672
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,964,306
20,039	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		01/25/2020	18,961
799,430	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	2.29%		04/25/2035	686,246
2,459,786	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	04/25/2035	194,987
6,694,506	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	2.09%		05/25/2035	5,909,071
6,694,506	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	3.41%	I/F I/O	05/25/2035	667,594
3,554,289	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	2,798,931
37,422,485	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	27,832,461
1,100,769	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.39%		07/25/2036	687,359
1,100,769	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.71%	I/F I/O	07/25/2036	193,839
5,353,435	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	2.19%		08/25/2036	3,469,060
7,259,580	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.81%	I/F I/O	08/25/2036	1,530,851
1,117,554	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	971,294
1,913,233	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	1,562,714
5,599,799	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	5.36%	I/F I/O	08/25/2036	1,505,340
4,490,309	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	3,745,314
4,819,451	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	2.39%		08/25/2036	3,036,776
1,819,993	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,419,830
2,336,116	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,868,339
4,335,917	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	3,543,506
595,611	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	34.50%	I/F	10/25/2036	1,323,441
364,824	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	25.60%	I/F	10/25/2036	640,187
4,082,283	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	3,714,925
2,997,297	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	2.46%		11/25/2036	1,932,038
4,999,491	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	3.54%	I/F I/O	11/25/2036	1,000,834
5,169,735	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,523,272
1,398,574	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,409,849
14,456,303	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.76%	I/F I/O	01/25/2037	3,646,852
4,923,053	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		01/25/2037	851,295
2,013,171	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	1,831,563
3,426,368	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.66%	I/F I/O	01/25/2037	477,979
4,144,489	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	3,526,319
4,364,237	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	3,713,290
4,182,512	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	2.39%		02/25/2037	1,504,989
4,182,512	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/F I/O	02/25/2037	979,111
1,139,057	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	1,124,231
3,369,057	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	3,043,341
6,835,687	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	6,174,823
1,335,798	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	1,118,666
821,660	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	29.15%	I/F	05/25/2037	1,608,523
13,528,128	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	12,187,179
9,784,052	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		08/25/2037	4,774,310
2,833,217	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	39.65%	I/F	08/25/2037	6,483,813
4,685,535	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	4,599,167
7,463,767	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	21.66%	I/F	08/25/2037	12,720,212
1,170,946	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	1,083,810
802,313	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	28.25%	I/F	08/25/2037	1,716,431
11,792,280	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	9,544,269
32,090,862	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	22,879,372
3,890,504	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.23%	I/F	09/25/2037	5,774,803
21,497,564	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	14,155,970
9,635,960	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.29%		09/25/2037	5,324,349
13,675,426	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.71%	I/F I/O	09/25/2037	4,181,126
15,430,883	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	3,770,541
5,363,669	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.86%	I/F I/O	04/25/2037	1,260,355
5,363,669	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	2.34%		04/25/2037	3,200,856
4,473,164	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	3,911,030
358,750	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	29.45%	I/F	05/25/2037	765,267
382,961	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	29.33%	I/F	05/25/2037	813,861
548,554	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.29%		05/25/2037	249,861
548,554	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.71%	I/F I/O	05/25/2037	109,230
15,025,628	Countrywide Alternative Loan Trust, Series 2007-9T1-1A6	6.00%		05/25/2037	10,436,615
1,761,279	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	1,217,522
35,624,018	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	4.10%	#	03/25/2047	34,583,878
2,555,566	Countrywide Asset Backed Certificates, Series 2003-BC6-M1 (1 Month LIBOR USD + 0.83%, 0.55% Floor)	2.62%		11/25/2033	2,507,978
13,519,660	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.15%		10/25/2035	13,843,662
33,755,005	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		06/25/2047	31,858,652
9,352,194	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		06/25/2037	8,785,360
18,410,203	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		05/25/2037	17,158,842
4,468,797	Countrywide Asset Backed Certificates, Series 2007-BC3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		11/25/2047	4,263,878
348,378	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43%	#	02/25/2033	310,644
1,032,556	Countrywide Home Loans, Series 2003-60-4A1	4.77%	#	02/25/2034	1,067,248
1,878,189	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	2.11%	^	11/25/2034	1,731,203
1,827,473	Countrywide Home Loans, Series 2004-R2-1AS	4.40%	#^I/O	11/25/2034	145,665
4,077,062	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	3,742,610
3,015,666	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	2,824,455
10,401,654	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	8,756,578
2,690,223	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	2,441,497
760,911	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	588,550
1,347,567	Countrywide Home Loans, Series 2005-28-A7	5.25%		01/25/2019	1,147,549
15,228,785	Countrywide Home Loans, Series 2005-HYB1-4A1	4.23%	#	03/25/2035	15,419,869
1,510,520	Countrywide Home Loans, Series 2005-HYB8-1A1	4.02%	#	12/20/2035	1,349,244
2,354,034	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	2,304,093
1,333,487	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	1,294,178
597,231	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	2.15%	^	03/25/2035	558,235
584,890	Countrywide Home Loans, Series 2005-R1-1AS	4.50%	#^I/O	03/25/2035	74,735
4,977,290	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	3,371,698
5,027,671	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	4,244,262
2,068,610	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,648,414
1,370,378	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	1,403,169
6,005,028	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	4,899,987
18,078,593	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	14,376,572
11,059,207	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	9,480,670
4,392,573	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	3,625,545
7,197,472	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	5,940,655
5,609,352	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	4,947,621
618,551	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	545,581
2,756,354	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	2,431,010
6,249,503	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	5,667,629
785,552	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	656,544
5,774,807	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	4,771,318
2,224,082	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	1,837,603
4,670,900	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	3,653,663
1,976,281	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	1,669,708
6,958,861	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	5,864,688
2,086,029	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	1,727,788
6,569,488	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	5,273,505
3,447,643	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	2,590,245
8,004,702	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	5,896,197
1,318,010	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	1,085,052
7,857,758	Countrywide Home Loans, Series 2007-HY1-1A1	4.43%	#	04/25/2037	7,776,338
19,669,079	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	13,105,533
524,177	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.29%		07/25/2037	273,514
2,620,887	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	3.71%	I/F I/O	07/25/2037	500,003
4,549,377	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.11%		11/25/2036	1,500,956
2,759,744	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	5.68%		12/25/2036	1,028,062
9,880,715	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90%	#	05/25/2037	4,084,358
41,495	Credit Suisse First Boston Mortgage Securities Corporation, Series 2004-AR8-2A1	4.21%	#	09/25/2034	41,847
3,241,763	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	3,057,988
682,426	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	643,737
9,145,884	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	9,002,288
9,721,938	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	2,772,694
4,733,907	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	4,759,008
4,296,727	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	3,210,565
1,604,830	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75%	^	12/26/2035	1,483,299
14,483,830	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	9,034,428
2,478,597	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	1,200,659
2,992,996	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	2.49%		03/25/2036	1,490,461
16,729,469	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.51%	I/F I/O	03/25/2036	3,493,958
3,484,725	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	2,638,933
9,431,060	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	6,955,139
2,529,715	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	2,272,998
1,529,278	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	1,376,498
3,404,706	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	2,799,210
20,313,204	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	7,980,723
8,894,453	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	7,319,382
10,177,031	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,408,019
184,947	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	139,472
2,562,357	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	2,537,974
5,595,914	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	5,125,434
19,406,121	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	17,220,699
5,632,406	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	4,503,300
3,583,684	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	3,505,241
582,275	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	29.65%	I/F	11/25/2036	1,130,590
10,337,931	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13%	#	02/25/2037	4,869,769
4,718,733	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	4,110,726
7,140,796	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	5,017,872
5,221,845	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	4,215,840
42,025,664	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	35,787,585
18,636,845	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	15,864,432
6,696,824	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	6,486,859
984,125	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	4.29%	#^	07/20/2035	1,010,805
3,166,758	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50%	#^	12/26/2035	3,298,242
60,544,706	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	3.72%	#^	06/26/2037	60,830,731
3,120,128	Credit Suisse Mortgage Capital Certificates, Series 2010-2R-4A17	6.00%	#^	03/26/2037	3,307,845
9,667,308	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00%	#^	06/26/2037	9,931,108
11,038,661	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	3.68%	#^	08/26/2046	10,489,013
34,492,048	Credit Suisse Mortgage Capital Certificates, Series 2013-6-1A1	2.50%	#^	07/25/2028	34,562,867
38,992,159	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00%	#^	05/27/2043	37,609,727
18,280,491	Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4-A2	3.00%	#^	07/25/2043	18,323,191
3,594,899	Credit Suisse Mortgage Capital Certificates, Series 2014-WIN1-2A4	3.00%	#^	09/25/2044	3,602,325
54,265,962	Credit Suisse Mortgage Capital Certificates, Series 2015-1-A1	2.50%	#^	01/25/2045	52,726,008
11,839,810	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%		05/25/2036	9,787,012
6,115,189	Credit-Based Asset Servicing and Securitization LLC, Series 2007-MX1-A3	5.83%	^ß	12/25/2036	6,222,371
10,735,960	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	7,415,837
5,749,460	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	2,018,608
67,686	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	65,843
12,323,578	CSMC Mortgage-Backed Trust, Series 2019-RPL6-CERT	4.10%	^	11/25/2058	12,277,500
293,096,294	CSMC Mortgage-Backed Trust, Series 2019-RPL6-PT1	4.03%	#^	11/25/2058	289,187,767
25,097,889	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32%	#^	10/25/2058	25,183,043
9,259,282	CSMC Trust, Series 2009-12R-5A1	6.00%	^	06/27/2036	9,034,956
19,579,816	CSMC Trust, Series 2010-4R-3A17	6.00%	#^	06/26/2037	19,618,046
58,728,707	CSMC Trust, Series 2018-RPL2-A1	4.03%	^§	08/25/2062	58,862,832
171,124,685	CSMC Trust, Series 2018-RPL7-A1	4.00%	^	08/26/2058	172,931,864
78,353,142	CSMC Trust, Series 2018-RPL8-A1	4.13%	#^	07/25/2058	79,044,334
95,296,049	CSMC Trust, Series 2019-3R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.20%	^	06/02/2047	96,417,159
61,234,608	CSMC Trust, Series 2019-6R-1A1 (1 Month LIBOR USD + 1.40%, 1.40% Floor)	3.09%	^	10/25/2046	61,675,632
140,629,289	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	141,108,328
68,226,176	CSMC Trust, Series 2019-RPL2-A1	3.90%	#^	07/25/2058	69,237,110
103,648,605	CSMCM Trust, Series 2017-RPL2-CERT	0.01%	^	02/25/2056	92,824,167
11,930,145	CSMCM Trust, Series 2018-RPL7-A1	3.90%	^I/O	09/25/2048	12,227,259
20,754,978	CSMCM Trust, Series 2018-RPL8-A1	4.07%	^I/O	07/25/2058	21,061,419
7,362,118	CSMLT Trust, Series 2015-3-1A2	3.50%	#^	11/25/2045	7,465,244
4,713,164	Deephaven Residential Mortgage Trust, Series 2018-3A-A2	3.89%	#^	08/25/2058	4,755,034
4,587,987	Deephaven Residential Mortgage Trust, Series 2018-3A-A3	3.96%	#^	08/25/2058	4,625,272
13,389,404	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50%	#	09/25/2035	13,353,764
765,604	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	22.79%	I/F	11/25/2035	1,158,313
873,500	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	1.99%		11/25/2035	503,767
2,636,317	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.51%	I/F I/O	11/25/2035	277,829
21,733,010	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	2.09%		09/25/2047	19,852,707
14,040,375	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.01%		08/25/2047	13,456,752
5,492,849	Deutsche ALT-B Securities Mortgage Loan Trust, Series 2006-AB1-A1C	5.67%	#	02/25/2036	5,466,829
741,347	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	5.18%	#	06/25/2036	719,871
18,833,700	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65%	#	10/25/2036	17,988,181
1,341,674	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90%	#	10/25/2036	1,281,173
1,968,670	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90%	#	10/25/2036	1,879,880
3,909,292	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	5.87%	ß	10/25/2036	3,731,586
6,752,287	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.69%	^I/F	04/15/2036	6,333,701
4,397,799	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	9.67%	^I/F	04/15/2036	4,332,302
7,149,535	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	11.28%	^I/F	04/15/2036	7,179,321
498,717	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	14.13%	^I/F	04/15/2036	561,718
4,364,262	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	10.13%	^I/F	04/15/2036	4,246,587
72,282,388	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	9.69%	^I/F	04/15/2036	70,261,799
8,437,572	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	8,149,922
1,348,716	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	1,287,784
41,000,000	Eagle Ltd., Series 2019-1-M1B (1 Month LIBOR USD + 1.80%)	3.59%	^	04/25/2029	41,108,798
17,416,811	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%		04/25/2037	16,827,487
4,886,367	First Franklin Mortgage Loan Trust, Series 2006-FF3-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.99%		02/25/2036	4,892,314
6,389,234	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	3.53%	#	05/25/2035	5,102,861
6,249,579	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	5,072,719
321,099	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		11/25/2020	322,998
4,637,368	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA9-A4A	5.50%		12/25/2035	3,903,648
2,698,400	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	3.76%	#	06/25/2036	2,506,962
2,631,441	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	1,974,408
8,830,123	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	6,472,124
2,045,226	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	1,546,030
2,684,668	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	1,906,546
5,362,565	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50%		05/25/2035	4,798,098
15,538,644	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	10,944,753
799,543	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	563,164
892,935	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	662,569
2,756,559	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	2,045,402
1,295,187	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	961,045
1,641,216	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	1,322,214
4,166,059	First Horizon Mortgage Pass-Through Trust, Series 2007-1-A3	6.00%		03/25/2037	3,345,222
2,895,532	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	2,319,719
72,500,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	74,258,517
75,700,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23%	#^	09/25/2024	75,131,062
155,726,714	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		11/25/2036	106,492,888
8,442,522	GCAT LLC, Series 2019-1-A1	4.09%	^§	04/26/2049	8,685,025
67,235,776	GCAT LLC, Series 2019-2-A1	3.47%	^§	06/25/2024	67,475,108
2,751,000	GCAT LLC, Series 2019-NQM3-M1	3.45%	#^	11/25/2059	2,736,932
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.11%		12/25/2035	44,853,960
27,100,671	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%		08/25/2036	16,016,480
3,730,347	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.98%	#	09/19/2035	3,626,810
30,631,709	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 10.50% Cap)	2.05%		08/25/2045	21,125,152
18,643,912	GreenPoint Mortgage Funding Trust, Series 2006-AR7-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.99%		12/25/2046	18,692,781
31,317,675	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	2.03%		04/25/2047	29,785,089
1,168,464	GS Mortgage Securities Corporation, Series 2008-2R-1A1	7.50%	#^	09/25/2036	801,776
182,468	GSAA Home Equity Trust, Series 2005-12-AF3	5.07%	#	09/25/2035	159,818
9,606,816	GSAA Home Equity Trust, Series 2006-10-AF3	5.98%	#	06/25/2036	4,254,200
6,875,763	GSAA Home Equity Trust, Series 2006-10-AF4	6.30%	ß	06/25/2036	3,043,010
12,953,781	GSAA Home Equity Trust, Series 2006-15-AF4	5.96%	ß	09/25/2036	5,890,301
2,154,781	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77%	#	11/25/2036	1,131,114
4,795,636	GSAA Home Equity Trust, Series 2006-18-AF6	5.68%	ß	11/25/2036	2,192,454
8,931,205	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.09%, 0.09% Floor)	1.88%		12/25/2036	4,051,437
5,315,149	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	4,489,815
2,948,422	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	2,051,947
23,727,789	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%		08/25/2036	20,760,990
10,556,413	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	2.14%	^	03/25/2035	9,895,118
10,556,413	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	2.94%	#^I/O	03/25/2035	1,276,039
6,294,646	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	2.14%	^	09/25/2035	5,615,688
6,294,646	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	2.77%	#^I/O	09/25/2035	756,472
23,995,515	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	2.14%	^	01/25/2036	21,014,658
23,995,515	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	2.67%	#^I/O	01/25/2036	2,230,834
24,965,954	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.89%	^	09/26/2036	18,757,905
1,502,637	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,551,532
3,131,392	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	3,256,281
468,214	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	502,861
4,710,251	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	5.11%	I/F I/O	07/25/2035	447,016
361,696	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.29%		07/25/2035	337,539
235,808	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	2.29%		09/25/2035	227,448
9,231,664	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	6,708,677
2,812,674	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	2,253,269
703,022	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	850,021
619,112	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	605,965
2,647,800	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	2,100,689
3,179,988	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	2,522,979
24,944,226	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	19,562,439
9,349,817	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	7,875,374
4,690,631	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	2,654,725
1,422,828	GSR Mortgage Loan Trust, Series 2006-9F-2A1	6.00%		10/25/2036	1,337,149
15,187,241	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	12,033,607
856,107	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	1,076,612
1,591,332	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	1,917,860
21,097,099	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	18,606,679
1,025,756	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	4.51%	#	12/19/2035	1,018,054
22,571,973	HarborView Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.31% Floor, 11.00% Cap)	2.38%		09/19/2035	15,946,226
54,365,518	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	3.79%		09/19/2035	41,334,229
6,115,946	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.94%		11/19/2036	6,148,693
11,378,727	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.93%		12/19/2036	10,615,366
54,706,076	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.94%		01/25/2047	51,637,968
87,255,171	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.20%)	1.99%		07/21/2036	65,262,784
17,273,858	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	1.97%		02/19/2046	16,241,342
52,432,809	HarborView Mortgage Loan Trust, Series 2007-3-1A1A (1 Month LIBOR USD + 0.20%)	1.96%		05/19/2047	49,270,093
14,851,058	HarborView Mortgage Loan Trust, Series 2007-4-1A1 (1 Month LIBOR USD + 0.22%, 10.00% Cap)	1.98%		07/19/2047	14,848,110
23,402,011	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	2.79%		10/25/2037	22,402,055
18,735,972	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	3.44%	^	05/25/2029	18,771,676
932,542	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 0.86% Floor)	3.08%		08/25/2033	934,727
1,024,683	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.66% Floor)	2.78%		01/25/2035	1,025,145
12,182,000	Home Equity Loan Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	2.07%		06/25/2036	11,466,161
9,740,011	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	2.03%		11/25/2036	8,167,993
3,990,883	Home Partners of America Trust, Series 2019-2-C	3.02%	^	10/19/2039	3,915,415
4,245,620	Home Partners of America Trust, Series 2019-2-D	3.12%	^	10/19/2039	4,166,015
7,991,756	Home Partners of America Trust, Series 2019-2-E	3.32%	^	10/19/2039	7,843,109
882,998	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor, 11.50% Cap)	2.28%		03/25/2035	801,455
6,668,153	HomeBanc Mortgage Trust, Series 2005-3-A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor, 11.50% Cap)	2.03%		07/25/2035	6,685,617
24,378,741	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	15,256,185
1,546,416	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	4.14%	#	01/25/2037	1,462,316
16,862,987	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.94%	ß	12/25/2036	9,380,218
11,652,762	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	1.95%		03/25/2037	11,115,520
487,915	Impac Trust, Series 2002-9F-A1	5.22%		12/25/2032	497,160
4,945,081	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		07/25/2047	4,216,126
9,566,310	IndyMac Mortgage Loan Trust , Series 2007-AR21-8A1	3.89%	#	09/25/2037	9,405,411
1,540,850	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.97%	#	09/25/2036	1,385,164
2,149,785	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	4.13%	#	09/25/2036	2,070,723
15,252,473	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.87%	#	12/25/2036	14,588,649
4,857,970	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	3.98%	#	05/25/2036	4,312,344
3,995,458	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	2,743,672
2,924,987	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	2,008,583
13,088,716	IndyMac Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	11,849,145
14,009,553	IndyMac Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	12,127,213
20,051,350	IndyMac Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	10,807,627
20,183,924	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	14,755,629
7,240,503	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	3.98%	#	07/25/2037	6,050,250
5,075,715	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.28%	#	03/25/2037	4,838,466
3,607,131	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	3.60%	#	07/25/2037	3,366,425
32,082,420	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	15,970,991
403,035	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	395,015
25,632,699	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	14,534,725
9,532,840	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	8,918,639
3,056,025	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	2,859,125
5,849,438	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 11.50% Cap)	1.97%		05/25/2036	5,619,933
3,169,014	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	2,624,488
12,937,139	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.19%		05/25/2036	12,362,564
21,815,835	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	21,617,089
9,174,263	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46%	ß	09/25/2029	7,328,732
16,251,134	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		11/25/2036	15,224,119
28,535,172	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	1.91%		08/25/2036	16,178,050
26,373,477	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		08/25/2036	15,179,477
3,713,820	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.41%	ß	07/25/2036	1,829,962
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.89%	ß	11/25/2036	24,557,986
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	2.11%		03/25/2037	8,375,215
999,923	JP Morgan Mortgage Trust, Series 2005-A6-5A1	4.19%	#	08/25/2035	993,125
6,656,116	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	7,453,671
697,825	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	674,302
1,326,297	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	915,565
4,479,833	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	3,315,111
3,110,850	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	2,400,120
8,196,047	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	2.17%		08/25/2036	2,770,590
8,196,047	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	5.33%	I/F I/O	08/25/2036	2,806,872
1,449,569	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	1,118,393
7,891,325	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	5,838,106
3,285,440	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	2,478,575
7,216,891	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.17%		01/25/2037	3,306,890
7,216,891	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.83%	I/F I/O	01/25/2037	2,246,877
1,447,493	JP Morgan Mortgage Trust, Series 2007-A2-2A1	4.32%	#	04/25/2037	1,359,770
8,611,185	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	6,623,949
2,810,852	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	2,209,740
5,756,044	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	4,695,917
2,033,734	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	1,362,193
970,032	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	788,446
5,307,351	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	4,325,120
6,048,869	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	4,931,056
400,282	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	390,473
31,601,245	JP Morgan Mortgage Trust, Series 2018-7FRB-A2 (1 Month LIBOR USD + 0.75%)	2.46%	^	04/25/2046	31,659,878
7,605,981	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00%	^	02/26/2037	6,096,875
16,684,785	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00%	#^Þ	09/27/2037	11,145,867
14,026,734	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00%	^	02/26/2037	11,827,266
6,298,408	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.11%	^	01/26/2037	4,910,733
52,666,586	Legacy Mortgage Asset Trust, Series 2018-GS3-A1	4.00%	^§	06/25/2058	53,262,235
18,974,335	Legacy Mortgage Asset Trust, Series 2018-SL1-A	4.00%	#^	02/25/2058	19,148,470
48,456,561	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00%	^§	01/25/2059	49,032,428
44,241,303	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75%	^§	01/25/2059	45,961,891
6,813,018	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20%	^§	05/25/2059	6,836,011
200,906,137	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	205,134,809
60,242,891	Legacy Mortgage Asset Trust, Series 2019-SL1-A	4.00%	#^	12/28/2054	60,848,506
131,226,085	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	130,043,095
2,443,769	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	1,978,724
2,079,842	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	1,989,167
3,147,450	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	3,332,296
268,017	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	276,703
1,439,504	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	1,523,179
1,467,220	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.54%		02/25/2036	995,227
4,401,659	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.96%	I/F I/O	02/25/2036	766,117
4,783,107	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	2.54%		02/25/2036	4,096,211
4,783,107	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	2.96%	I/F I/O	02/25/2036	464,294
3,081,715	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	2,987,373
3,242,759	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.61%	I/F I/O	08/25/2036	513,339
2,061,028	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,977,481
6,222,370	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	2.14%		09/25/2036	1,200,551
12,961,128	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	5.36%	I/F I/O	09/25/2036	3,574,693
9,109,155	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	7,844,948
2,246,441	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	2,140,530
3,435,632	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		11/25/2036	1,214,837
12,182,811	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.76%	I/F I/O	11/25/2036	3,726,325
2,560,126	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	22.44%	I/F	01/25/2037	4,035,809
2,805,526	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	2.39%		01/25/2037	2,004,443
8,366,597	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	3.36%	I/F I/O	01/25/2037	1,238,847
4,172,792	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	2.17%		01/25/2037	1,220,929
7,782,056	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.83%	I/F I/O	01/25/2037	2,231,138
7,510,820	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	4,786,088
2,244,802	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	2,003,578
2,695,535	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.12%		05/25/2037	1,051,609
12,682,864	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	4.88%	I/F I/O	05/25/2037	3,742,817
882,098	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	2.12%		05/25/2037	345,713
10,364,976	Lehman Mortgage Trust, Series 2007-5-11A1	5.08%	#	06/25/2037	7,919,369
1,050,390	Lehman Mortgage Trust, Series 2007-5-3A4	5.00%		12/25/2035	967,499
1,163,481	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	29.33%	I/F	08/25/2036	1,678,050
815,791	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	602,095
283,587	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	264,708
7,189,543	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	4,252,802
4,488,800	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	2,896,996
89,015	Lehman Trust, Series 2005-10-2A3B	5.24%	ß	01/25/2036	147,219
5,921,305	Lehman Trust, Series 2005-4-2A3A	5.00%	ß	10/25/2035	6,261,391
11,794,861	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	3.30%		02/25/2036	11,245,051
5,710,410	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		08/25/2046	6,002,605
11,697,650	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.00%		04/25/2036	11,097,430
278,993	Lehman Trust, Series 2006-5-2A4A	5.89%		04/25/2036	274,260
12,897,416	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.99%		06/25/2046	12,857,870
11,832,534	Lehman Trust, Series 2007-1-2A1	7.00%	#	02/25/2037	11,111,442
18,960,682	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.99%		07/25/2047	18,519,931
8,334,693	Lehman XS Trust, Series 2005-2-2A3B	4.81%		08/25/2035	8,278,756
19,200,000	LHOME Mortgage Trust 2019-RTL3, Series 2019-RTL3-A1	3.87%	^	07/25/2024	19,208,611
86,200,000	LHOME Mortgage Trust, Series 2019-RTL2-A1	3.84%	^	03/25/2024	86,050,908
34,769,933	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	1.97%		05/25/2046	15,264,341
5,662,848	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	2.06%		05/25/2046	2,555,035
38,319,545	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%		07/25/2036	29,465,952
5,869,660	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.26%, 0.26% Floor, 11.50% Cap)	2.05%		11/25/2035	5,820,052
3,655,615	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.65%	#	03/25/2035	2,941,040
1,478,316	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.38%	#	07/25/2035	1,409,807
9,966,016	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	3.91%	#	11/25/2036	11,155,336
1,543,444	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,527,283
272,583	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	275,917
9,303,303	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	7,520,654
2,861,059	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	2,721,533
1,830,951	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,536,404
2,861,411	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	2,780,393
4,902,536	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	2,964,310
4,062,382	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 2.75% Floor)	5.92%		12/25/2032	4,146,850
10,414,681	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		06/25/2036	9,662,541
22,729,020	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	2.00%		05/25/2037	22,018,409
3,429,733	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	3,125,357
2,495,223	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	2,335,814
3,259,904	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	2,387,445
22,671,474	MASTR Resecuritization Trust, Series 2008-1-A1	6.00%	#^	09/27/2037	21,751,187
13,178,911	MASTR Resecuritization Trust, Series 2008-4-A1	6.00%	#^	06/27/2036	12,052,638
2,332,509	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%	Δ	10/25/2032	2,443,880
920,502	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	2.19%		10/25/2032	859,295
17,359,657	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	2.11%		03/25/2037	7,125,393
17,359,657	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	4.89%	I/F I/O	03/25/2037	5,096,155
2,464,042	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	4.20%	#	10/25/2036	2,451,990
1,318,760	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	1,051,024
112,066,718	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	2.04%		02/25/2037	68,826,537
26,683,827	MFA LLC, Series 2017-NPL1-A1	3.35%	^§	11/25/2047	26,714,532
62,473,500	MFA LLC, Series 2018-NPL1-A1	3.88%	^§	05/25/2048	63,013,702
70,500,064	MFA LLC, Series 2018-NPL2-A1	4.16%	^§	07/25/2048	70,696,379
32,686,468	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	2.01%		12/25/2036	18,889,519
1,127,042	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	2.49%		12/25/2035	866,812
2,823,760	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	2,679,152
3,895,534	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.49%	#	12/25/2035	3,916,195
5,384,780	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.23%		08/25/2036	1,962,726
9,547,218	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	7,451,171
6,445,894	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65%	ß	10/25/2046	2,990,822
2,122,659	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58%	ß	10/25/2046	849,977
4,261,657	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	4,382,681
23,822,662	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.04%	#	06/25/2036	20,074,390
2,446,985	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	2,061,971
2,477,149	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	2,087,379
3,342,963	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,696,689
8,095,405	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.86%	#	10/25/2037	7,163,859
3,523,155	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92%	ß	09/25/2046	1,514,110
2,462,039	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08%	ß	09/25/2046	1,217,948
832,649	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62%	ß	01/25/2047	778,893
6,673,271	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86%	ß	01/25/2047	3,811,026
3,903,234	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96%	ß	01/25/2047	2,228,748
8,353,388	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	5.58%	^	06/26/2036	7,891,855
13,348,952	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	2.52%	^	01/26/2037	12,188,928
19,549,904	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00%	#^	11/26/2036	20,124,054
2,988,550	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94%	#^Þ	02/26/2037	3,183,166
13,747,906	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	3.39%	#^	10/26/2036	13,026,173
12,886,279	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17%	#	07/25/2036	6,139,986
15,312,196	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	5.08%		10/25/2036	6,682,893
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	2.07%		05/25/2036	10,870,168
9,196,817	New Residential Mortgage Loan Trust, Series 2014-2A-A3	3.75%	#^	05/25/2054	9,497,297
29,417,582	New Residential Mortgage Loan Trust, Series 2015-2A-A1	3.75%	#^	08/25/2055	30,513,751
64,711,203	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61%	^	05/25/2023	64,838,083
28,994,270	New Residential Mortgage Loan Trust, Series 2018-FNT2-A	3.79%	^	07/25/2054	29,101,769
25,129,612	New Residential Mortgage Loan Trust, Series 2019-NQM1-A1	3.67%	#^	01/25/2049	25,323,125
21,680,324	New Residential Mortgage Loan Trust, Series 2019-RPL1-A1	4.33%	^§	02/26/2024	21,804,422
480,378	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.33% Floor, 10.50% Cap)	2.45%		08/25/2035	469,333
137,838	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	4.86%		02/25/2035	141,755
14,803,977	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16%	#	05/25/2036	5,488,459
3,008,433	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41%	#	05/25/2036	1,114,724
17,200,538	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	8,538,387
2,907,253	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65%	#	01/25/2036	1,443,489
1,446,988	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76%	#	06/25/2036	673,206
16,948,573	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80%	ß	10/25/2036	6,537,329
2,994,165	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06%	ß	02/25/2037	1,318,676
14,923,607	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99%	ß	02/25/2037	6,573,412
5,824,922	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.45%	^	07/26/2036	5,679,815
52,820,140	Nomura Resecuritization Trust, Series 2015-4R-1A14 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.85%	^	03/26/2047	44,834,865
9,564,842	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		10/25/2036	6,093,768
22,363,703	NRPL Trust, Series 2018-2A-A1	4.25%	^§	07/25/2067	22,462,708
40,417,263	NRZ Excess Spread-Collateralized Notes, Series 2018-PLS2-A	3.27%	^	02/25/2023	40,457,656
40,506,742	OBX Trust, Series 2018-1-A2 (1 Month LIBOR USD + 0.65%)	2.44%	^	06/25/2057	40,389,957
846,312	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.65% Floor)	2.77%		11/25/2034	848,924
7,688,162	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	1.93%		01/25/2037	5,208,119
83,728,516	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%		07/25/2037	76,404,213
13,000,000	Park Place Securities, Inc., Series 2005-WHQ4-M2 (1 Month LIBOR USD + 0.49%, 0.49% Floor)	2.28%		09/25/2035	12,950,980
5,624,642	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	1.95%		02/25/2037	4,635,577
15,981,140	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	15,672,763
7,457,060	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	7,313,166
579,891	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	539,607
131,632,467	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	4.45%	^	05/27/2023	132,782,237
14,430,024	PMT Credit Risk Transfer Trust, Series 2019-1R-A (1 Month LIBOR USD + 2.00%, 2.00% Floor)	3.70%	^	03/27/2024	14,434,913
55,826,894	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	4.61%	^	10/27/2022	56,227,519
194,445,085	PR Mortgage Loan Trust, Series 2014-1-APT	5.90%	#^	10/25/2049	188,969,006
40,454,957	Pretium Mortgage Credit Partners LLC, Series 2018-NPL4-A1	4.83%	^§	09/25/2058	40,751,856
29,498,501	Pretium Mortgage Credit Partners LLC, Series 2019-1A-A1	4.50%	^§	01/25/2024	29,643,297
75,884,993	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	75,801,436
20,430,065	Pretium Mortgage Credit Partners LLC, Series 2019-NPL1-A1	4.21%	^§	07/25/2060	20,492,289
136,871,505	Pretium Mortgage Credit Partners LLC, Series 2019-NPL2-A1	3.84%	^§	12/25/2058	137,290,742
77,021,549	Pretium Mortgage Credit Partners LLC, Series 2019-NPL3-A1	3.10%	^§	07/27/2059	77,141,579
9,069,622	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50%	^	05/25/2035	7,963,472
4,372,464	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00%	^	05/25/2035	3,770,414
31,951,617	PRPM LLC, Series 2017-3A-A1	3.47%	#^	11/25/2022	32,052,274
37,385,318	PRPM LLC, Series 2018-2A-A1	4.00%	#^	08/25/2023	37,624,622
91,431,367	PRPM LLC, Series 2018-3A-A1	4.48%	#^	10/25/2023	92,508,282
135,439,666	PRPM LLC, Series 2019-2A-A1	3.97%	^§	04/25/2024	135,923,375
62,582,955	PRPM LLC, Series 2019-3A-A1	3.35%	^§	07/25/2024	62,812,672
122,924,507	PRPM LLC, Series 2019-4A-A1	3.35%	^§	11/25/2024	123,227,663
94,937,481	PRPM LLC, Series 2019-GS1-A1	3.50%	#^	10/25/2024	94,949,709
40,374,681	RALI Trust, Series 2007-QA5-1A1	5.68%	#	09/25/2037	34,796,180
42,898,637	RALI Trust, Series 2007-QS10-A1	6.50%		09/25/2037	41,737,581
21,882,963	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.09%		05/25/2036	21,116,991
23,012,484	RBSGC Structured Trust, Series 2008-B-A1	6.00%	^	06/25/2037	22,864,585
31,950,586	RBSSP Resecuritization Trust , Series 2009-12-20A2	3.69%	#^	12/25/2035	31,274,672
9,585,373	RBSSP Resecuritization Trust, Series 2009-12-17A2	3.84%	#^	10/25/2035	9,581,524
4,564,775	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00%	^	07/26/2037	3,704,614
80,983,513	Redwood Funding Trust, Series 2019-1-PT	4.21%	^§	09/27/2024	80,652,533
1,144,060	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75%	ß	05/25/2036	760,054
10,340,045	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47%	ß	01/25/2037	5,471,302
20,361,654	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69%	ß	01/25/2037	11,190,256
8,198,565	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74%	ß	04/25/2037	3,729,115
5,784,001	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35%	ß	04/25/2037	2,468,571
3,489,339	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51%	ß	04/25/2037	1,523,069
5,075,824	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61%	ß	04/25/2037	2,256,029
8,238,588	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91%	ß	04/25/2037	3,857,478
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68%	ß	06/25/2037	7,420,562
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20%	ß	06/25/2037	4,430,914
24,380,986	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	4.43%	#	10/25/2035	20,483,096
13,857,212	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	4.63%	#	12/25/2035	12,732,003
10,987,730	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.25%	#	03/25/2035	6,470,751
402,481	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	31.44%	I/F	08/25/2035	800,479
1,527,943	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,438,176
3,135,303	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	2.49%		09/25/2035	2,650,483
12,854,742	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	3.26%	I/F I/O	09/25/2035	1,441,314
6,771,878	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	4,200,725
2,447,648	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	2,188,202
2,967,224	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	2,896,054
3,021,182	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	2.49%		11/25/2035	2,466,714
3,020,660	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	3.01%	I/F I/O	11/25/2035	321,746
1,580,420	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,547,899
1,095,150	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	1,072,614
4,580,391	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	4,486,138
3,255,598	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	2.64%		12/25/2035	2,612,540
3,255,598	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	3.36%	I/F I/O	12/25/2035	392,904
2,619,555	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	2,565,651
1,290,532	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	1,308,507
1,230,838	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	1,180,550
8,134,870	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	7,552,013
1,644,726	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	1,225,719
3,484,857	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	3,348,115
5,093,503	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	4,584,872
2,410,334	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	2,298,295
1,086,885	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	1,001,157
3,864,791	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	3,565,670
1,128,176	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,039,191
1,219,127	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	1,122,969
482,431	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	444,380
2,177,894	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	2,063,674
12,099,437	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	11,464,878
1,323,271	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	29.12%	I/F	01/25/2036	2,487,494
8,367,632	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	8,241,315
1,984,873	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x 1 Month LIBOR USD + 5143.00%, 0.10% Floor, 8.00% Cap)	8.00%	I/F	04/25/2036	1,961,403
5,307,093	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	5,076,894
15,817,133	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	15,131,055
2,154,290	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	2,057,966
3,543,358	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	3,384,926
7,181,836	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	6,844,357
12,454,352	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.76%	I/F I/O	08/25/2036	1,681,318
4,556,230	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	3.51%	I/F I/O	07/25/2036	673,108
29,505,359	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	2.02%		06/25/2037	15,981,964
4,305,888	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	3,826,627
14,215,995	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.66%	I/F I/O	01/25/2037	1,756,507
1,430,991	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,353,791
3,488,742	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	3,237,277
5,275,388	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	4,884,671
24,191,137	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	22,759,269
3,857,428	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	3,575,307
6,313,821	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	5,859,286
2,802,297	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	2,562,564
1,156,062	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	2.09%		03/25/2037	863,243
3,839,545	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.91%	I/F I/O	03/25/2037	696,543
2,994,070	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,804,939
962,681	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	40.07%	I/F	04/25/2037	2,014,717
4,287,274	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	4,016,419
6,832,590	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	6,575,360
471,905	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	40.90%	I/F	04/25/2037	1,001,551
6,975,260	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	4,665,800
23,932,241	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	22,746,217
2,688,263	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	4.63%	#	07/25/2034	2,583,338
2,376,626	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.91%		01/25/2035	2,415,812
21,567,103	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	2.09%		03/25/2036	21,246,370
2,281,092	Residential Asset Mortgage Products, Inc., Series 2006-RZ3-A3 (1 Month LIBOR USD + 0.29%, 0.29% Floor, 14.00% Cap)	2.08%		08/25/2036	2,286,304
7,376,839	Residential Asset Mortgage Products, Inc., Series 2006-RZ5-A3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.04%		08/25/2046	7,353,335
27,100,365	Residential Asset Securities Corporation, Series 2005-KS11-M2 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 14.00% Cap)	2.21%		12/25/2035	27,180,430
2,936,568	Residential Asset Securities Corporation, Series 2006-EMX5-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 14.00% Cap)	1.95%		07/25/2036	2,845,997
28,252,469	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	1.99%		01/25/2037	26,004,804
13,588,635	Residential Asset Securities Corporation, Series 2007-KS3-AI3 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 14.00% Cap)	2.04%		04/25/2037	13,530,367
5,397,421	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	4,128,366
2,471,990	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	11/25/2035	399,892
2,242,513	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	2.34%		11/25/2035	1,537,251
19,639,059	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	13,491,580
3,382,558	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	3,501,042
9,051,023	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	6,187,228
9,604,925	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	6,422,875
1,731,034	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,441,190
4,282,912	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	4,078,263
4,303,828	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	07/25/2035	839,066
5,431,387	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	3,670,428
794,172	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	569,977
7,922,809	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	5,111,959
7,706,387	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	4,413,389
13,428,161	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	10,637,575
14,550,625	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		12/25/2036	3,270,065
32,111,046	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.76%	I/F I/O	12/25/2036	9,157,303
6,701,166	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	4,724,252
4,639,486	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	3,270,790
499,375	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	491,362
3,802,913	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	3,741,888
3,333,275	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,883,963
5,551,334	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	21.23%	I/FÞ	01/25/2046	6,958,278
27,950,059	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	24,283,343
908,111	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	32.64%	I/F	04/25/2037	2,097,830
22,851,824	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/F I/O	05/25/2037	4,427,152
5,882,553	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	2.19%		05/25/2037	772,833
5,660,859	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	4,792,575
2,480,866	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	2,100,341
10,365,680	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	8,911,944
8,453,856	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	5,108,261
37,185,488	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	22,731,039
16,476,105	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	10,071,644
7,811,631	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	7,396,004
13,719,077	Residential Funding Mortgage Securities Trust, Series 2006-S11-A1	6.00%		11/25/2036	13,611,134
2,544,658	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	2,495,594
174,218	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	170,859
4,215,470	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	4,110,471
6,041,823	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	5,901,477
3,003,949	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	2,840,669
3,384,279	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	3,200,327
6,318,063	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	5,974,644
987,303	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	933,638
2,700,019	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	2,523,472
3,758,599	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	3,642,928
2,104,926	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	2,040,047
20,170,745	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	20,446,241
5,845,562	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	5,927,520
3,051,822	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	2,851,691
16,321,447	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	15,998,282
7,974,042	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	7,287,618
1,187,611	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.41%	#	02/25/2037	1,014,989
6,027,123	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.77%	#	04/25/2037	5,675,594
14,010,356	RMAT LLC, Series 2015-PR2-A1	9.85%	^	11/25/2035	13,781,236
30,663,873	Saxon Asset Securities Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.17%, 0.17% Floor, 12.25% Cap)	1.96%		10/25/2046	30,208,165
282,608,479	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.13%	#^	02/25/2054	258,324,131
55,450,826	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	0.00%	#^	12/26/2059	54,688,716
75,061,436	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	0.00%	#^	10/25/2044	74,189,417
146,406	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 11.50% Cap)	2.11%		07/20/2033	144,454
7,360,395	Sequoia Mortgage Trust, Series 2013-2-A	1.87%	#	02/25/2043	7,045,660
49,774,474	Sequoia Mortgage Trust, Series 2015-4-A1	3.00%	#^	11/25/2030	50,779,445
12,414,946	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		02/25/2036	11,660,070
21,363,436	Soundview Home Loan Trust, Series 2007-NS1-A3 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	1.99%		01/25/2037	21,108,515
4,778,364	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	1.94%		06/25/2037	3,654,458
9,027,662	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		08/25/2037	8,286,492
26,289,994	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	2.79%		09/25/2037	20,869,789
117,577,226	Stanwich Mortgage Loan Company, Series 2019-NPB1-A1	3.38%	^§	08/15/2024	117,623,057
76,438,213	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72%	^§	03/15/2049	76,507,237
6,400,633	STARM Mortgage Loan Trust, Series 2007-2-1A1	4.57%	#	04/25/2037	4,566,441
2,592,462	STARM Mortgage Loan Trust, Series 2007-3-1A1	4.71%	#	06/25/2037	2,316,150
2,271,424	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	4.11%	#	09/25/2034	2,317,400
3,924,730	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	4.04%	#	12/25/2035	3,779,253
4,083,682	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.08%	#	01/25/2037	3,767,086
2,004,795	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	4.24%	#	02/25/2036	1,557,730
102,757,755	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		06/25/2036	77,971,711
16,285,681	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	1.99%		05/25/2036	15,991,753
99,734,236	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	1.95%		12/25/2036	72,995,437
1,993,762	Structured Asset Securities Corporation, Series 2003-24A-1A3	4.36%	#	07/25/2033	2,039,277
11,380,874	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	9,583,831
36,114,318	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		12/25/2036	35,179,831
82,997,442	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.45%	^I/F I/OÞ	03/28/2045	13,206,138
22,154,531	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	1.98%	^	03/25/2037	19,290,515
530,083	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	528,331
844,823	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	728,124
331,048	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 11.50% Cap)	2.29%		12/25/2033	313,752
4,423,495	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.47%	#	12/25/2044	4,451,239
13,241,583	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	3.30%		03/25/2037	12,835,843
2,932,580	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	3.30%		03/25/2037	2,709,744
65,000,000	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.46%	^§	03/25/2022	66,491,815
70,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72%	§	09/25/2022	70,267,386
2,295,931	Towd Point Mortgage Trust, Series 2015-1-AES	3.00%	#^	10/25/2053	2,305,531
3,389,363	Towd Point Mortgage Trust, Series 2015-2-1A12	2.75%	#^	11/25/2060	3,400,381
218,603,245	Towd Point Mortgage Trust, Series 2019-1-A1	3.75%	#^	03/25/2058	227,102,714
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40%	^	03/17/2038	4,966,059
37,700,000	VCAT LLC, Series 2019-NPL2-A1	3.57%	^§	11/25/2049	37,683,687
30,792,068	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07%	#^	11/25/2047	30,970,994
31,595,182	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05%	#^	10/26/2048	32,116,579
76,786,702	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76%	#^	03/25/2049	78,060,624
28,004,207	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13%	#^	07/25/2049	28,011,850
9,664,992	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26%	#^	07/25/2049	9,674,190
52,567,181	Vericrest Opportunity Loan Trust, Series 2019-NPL3-A1	3.97%	^§	03/25/2049	52,968,374
16,451,176	Vericrest Opportunity Loan Trust, Series 2019-NPL4-A1A	3.35%	^§	08/25/2049	16,463,741
51,198,402	Vericrest Opportunity Loan Trust, Series 2019-NPL5-A1A	3.35%	^§	09/25/2049	51,300,824
49,658,201	Vericrest Opportunity Loan Trust, Series 2019-NPL8-A1A	3.28%	^§	11/25/2049	49,598,338
22,805,367	Verus Securitization Trust, Series 2018-INV1-A1	3.63%	#^	03/25/2058	23,015,865
37,268,118	VOLT LLC, Series 2017-NPL9-A1	3.13%	^§	09/25/2047	37,396,260
130,653,486	VOLT LLC, Series 2018-NPL8-A1A	4.21%	^§	10/26/2048	130,834,310
31,200,000	VOLT LLC, Series 2019-NP10-A1A	3.43%	^§	12/27/2049	31,262,896
49,533,833	VOLT LLC, Series 2019-NPL1-A1A	4.34%	^§	01/25/2049	49,950,804
184,388,707	VOLT LLC, Series 2019-NPL6-A1A	3.23%	^§	10/25/2049	184,837,768
120,425,139	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	120,502,958
16,683,412	WaMu Asset-Backed Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	1.96%		07/25/2047	13,285,504
5,772,463	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	5,722,848
1,909,194	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	1,902,220
802,338	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	30.89%	I/F	07/25/2035	1,542,964
2,598,168	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	2.39%		07/25/2035	2,324,836
685,782	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	675,634
9,831,085	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	3.24%		08/25/2035	9,250,390
893,735	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	30.34%	I/F	08/25/2035	1,546,808
3,795,873	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	3,567,766
9,882,514	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	9,849,938
8,242,176	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	8,232,705
2,144,100	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50%	I/O	11/25/2035	448,981
2,954,402	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,829,207
1,495,813	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,430,755
1,270,546	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	1,217,377
3,482,848	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	3,260,786
2,036,787	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	1,904,065
3,774,753	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	3,416,609
6,856,540	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	6,205,999
15,798,114	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A3	6.22%	ß	07/25/2036	6,570,388
6,583,459	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45%	ß	07/25/2036	2,736,781
3,470,727	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.58%		10/25/2036	1,735,909
6,952,807	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.71%	#	09/25/2036	6,738,597
6,198,521	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	1.89%		12/25/2036	4,430,961
11,975,297	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	3.08%		11/25/2046	11,297,195
8,496,315	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	3.19%		06/25/2046	7,087,270
7,367,795	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	3.23%		06/25/2046	6,548,264
955,393	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.82%	#	08/25/2036	911,964
11,133,788	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A2	6.00%		04/25/2037	10,231,514
11,391,672	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	10,470,793
5,448,545	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	5,293,719
7,390,303	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	7,181,108
5,745,777	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	5,895,069
331,899	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	28.73%	I/F	06/25/2037	645,022
8,297,465	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	8,466,227
10,763,332	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	4.21%	#	03/25/2037	10,840,838
12,865,815	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	3.67%	#	05/25/2037	12,459,419
11,477,922	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6-2A3	3.83%	#	06/25/2037	11,061,371
9,311,657	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	1.91%		01/25/2047	8,567,998
1,225,454	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	1,221,423
5,380,696	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	5,362,998
4,639,337	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	4,624,078
7,603,641	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	7,578,632
29,867,179	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	30,360,594
4,440,353	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	2.14%		06/25/2037	3,200,730
6,541,327	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.86%	I/F I/O	06/25/2037	890,813
458,043	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	446,214
9,421,050	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	9,404,638
3,743,044	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	3,736,523
8,408,643	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	8,107,249
54,443,768	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	54,184,773
10,136,909	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	4.48%	#	12/28/2037	10,101,875
4,682,414	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	4.72%	#	09/25/2036	4,608,835
1,771,783	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	4.85%	#	09/25/2036	1,725,854
2,372,922	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	5.22%	#	04/25/2036	2,339,738
3,496,190	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	3,496,302
243,153	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	242,766
7,873,161	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	7,873,416
2,132,436	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	2,132,505
725,208	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.29%		06/25/2037	640,929
1,981,252	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	1,981,316
838,757	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.29%		06/25/2037	738,557
378,378	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	28.25%	I/F	06/25/2037	597,257
29,109,973	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	4.40%	#	12/28/2037	28,242,135
9,367,306	WinWater Mortgage Loan Trust, Series 2015-4-A5	3.50%	#^	06/20/2045	9,417,079

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $14,900,941,763)					14,826,000,305

US Government and Agency Mortgage Backed Obligations - 45.4%
6,060,273	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	6,566,731
38,942,987	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	40,745,876
20,541,502	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	21,492,693
20,107,844	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	21,038,960
10,043,384	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	10,508,405
42,184,673	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	44,136,009
48,173,482	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	49,641,139
14,248,978	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	14,684,396
7,486,355	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	7,832,964
20,035,863	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	20,963,494
18,640,217	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	19,209,714
15,291,244	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	16,879,202
3,118,731	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	3,440,492
15,811,453	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	16,944,306
29,819,002	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	31,838,797
35,549,226	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	38,127,557
63,074,307	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	64,922,465
20,420,672	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	21,033,561
48,150,002	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	49,414,098
57,034,122	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	58,485,836
75,979,413	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	77,911,980
145,089,373	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	148,753,355
79,075,678	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	81,041,935
203,243,280	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	208,716,969
60,046,178	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	61,514,577
312,383,203	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	320,022,515
60,320,828	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	61,851,194
33,409,555	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%		08/01/2045	34,225,833
40,137,256	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%		10/01/2045	41,117,462
476,586,683	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%		11/01/2045	488,226,736
200,332,049	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%		12/01/2045	205,224,410
81,215,744	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%		01/01/2046	83,200,405
187,831,464	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%		02/01/2046	192,418,049
62,285,929	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%		05/01/2046	63,808,781
69,584,441	Federal Home Loan Mortgage Corporation, Pool G08715	3.00%		08/01/2046	71,286,106
6,334,010	Federal Home Loan Mortgage Corporation, Pool G08741	3.00%		01/01/2047	6,489,049
5,423,907	Federal Home Loan Mortgage Corporation, Pool G08800	3.50%		02/01/2048	5,644,405
28,357,909	Federal Home Loan Mortgage Corporation, Pool G16072	3.00%		02/01/2032	29,363,610
57,194,992	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%		10/01/2045	60,372,464
175,537,017	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%		01/01/2046	184,999,125
26,789,255	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%		03/01/2028	27,153,057
55,591,107	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%		11/01/2042	57,287,169
55,029,912	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%		11/01/2042	56,707,177
86,926,086	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%		03/01/2043	89,551,840
5,216,601	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%		12/01/2043	5,621,022
7,047,256	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%		01/01/2044	7,593,662
5,566,308	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%		01/01/2044	6,012,714
4,857,982	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%		02/01/2044	5,199,807
38,228,252	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%		02/01/2045	39,981,962
14,400,455	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%		04/01/2045	15,108,101
36,732,043	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%		04/01/2045	38,409,914
25,312,408	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%		03/01/2046	26,677,471
80,204,764	Federal Home Loan Mortgage Corporation, Pool Q44073	3.00%		09/01/2046	82,165,747
9,960,128	Federal Home Loan Mortgage Corporation, Pool QA2310	3.00%		09/01/2044	10,123,779
87,798,780	Federal Home Loan Mortgage Corporation, Pool QA4681	2.50%		11/01/2049	86,807,138
26,163,175	Federal Home Loan Mortgage Corporation, Pool QA5100	3.00%		12/01/2044	26,786,879
47,217,737	Federal Home Loan Mortgage Corporation, Pool RB5011	3.00%		10/01/2039	48,284,100
155,528,068	Federal Home Loan Mortgage Corporation, Pool RB5022	3.00%		11/01/2039	159,040,536
66,302,755	Federal Home Loan Mortgage Corporation, Pool RB5026	2.50%		11/01/2039	66,415,758
14,861,636	Federal Home Loan Mortgage Corporation, Pool SB0039	2.50%		04/01/2033	15,055,374
55,748,596	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%		04/01/2047	57,003,145
108,806,368	Federal Home Loan Mortgage Corporation, Pool SD0184	2.50%		12/01/2049	107,173,211
5,583,913	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%		10/01/2041	5,874,804
5,393,280	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	5,683,943
17,874,795	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	18,417,892
29,566,179	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	30,464,912
22,627,463	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	23,317,520
2,732,017	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	2,815,355
51,380,480	Federal Home Loan Mortgage Corporation, Pool T65492	3.00%		06/01/2048	51,710,503
3,550,767	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	3,802,411
23,227,004	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	24,277,365
519,197	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	552,542
3,209,428	Federal Home Loan Mortgage Corporation, Pool U99125	3.00%		01/01/2043	3,303,880
55,694,401	Federal Home Loan Mortgage Corporation, Pool U99193	3.50%		03/01/2044	58,558,715
122,961,251	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	126,233,929
33,559,565	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	34,452,533
36,511,444	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	38,477,471
13,691,020	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	14,451,235
197,067,883	Federal Home Loan Mortgage Corporation, Pool Z40117	3.00%		04/01/2045	201,978,690
44,948,316	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	46,019,958
27,547,074	Federal Home Loan Mortgage Corporation, Series 0-4791-LI	3.00%	I/O	05/15/2048	3,503,558
56,376,633	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	56,845,692
35,662,595	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	36,050,889
996,474	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	1,096,065
565,239	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	609,510
34,773,982	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	35,546,734
349,870	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	370,679
67,300,870	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	68,418,806
27,029,547	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	27,478,921
2,346,015	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	2,561,123
86,248,517	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	87,770,559
6,027,561	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	6,770,459
19,707,103	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	20,136,906
3,795,585	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	4,158,631
8,523,625	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	9,352,068
6,331,086	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	6,962,093
10,502,845	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	11,566,187
753,262	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.91%	I/F I/O	03/15/2035	47,696
3,794,780	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/F I/O	07/15/2035	670,445
2,584,426	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.36%	I/F I/O	09/15/2035	316,124
792,641	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	4.99%	I/F I/O	10/15/2035	122,766
6,040,298	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	6,669,941
1,230,660	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	1,284,860
3,136,636	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	3,458,753
778,254	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	851,312
2,089,153	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	2,299,425
3,265,530	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/F I/O	08/15/2036	567,450
4,614,104	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	5,086,153
7,311,080	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	8,059,046
4,187,933	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	4.69%	I/F I/O	01/15/2037	758,086
16,051,973	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	16,415,697
4,776,561	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.34%	I/F I/O	02/15/2037	648,401
1,244,064	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	1,341,801
3,476,436	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.91%	I/F I/O	06/15/2037	450,379
769,407	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	865,534
8,719,495	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.31%	I/F I/O	08/15/2037	1,415,537
344,056	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	374,643
952,202	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	1,032,325
1,846,826	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	4.44%	I/F I/O	02/15/2038	217,282
2,343,576	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.91%	I/F I/O	03/15/2038	264,732
384,840	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	3.91%	I/F I/O	03/15/2038	37,076
570,271	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	4.29%	I/F I/O	02/15/2037	57,027
456,274	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	4.32%	I/F I/O	06/15/2038	47,700
265,350	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	4.33%	I/F I/O	07/15/2038	27,691
3,848,899	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.11%	I/F I/O	08/15/2038	600,457
4,504,954	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.81%	I/F I/O	02/15/2038	668,706
1,479,874	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.57%	P/O	06/15/2038	1,524,968
74,593	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50%	>	05/15/2039	77,995
5,483,546	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	5.01%	I/F I/O	06/15/2039	1,045,160
610,184	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.41%	I/F I/O	06/15/2039	77,650
253,835	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	4.06%	I/F I/O	07/15/2039	27,619
6,028,961	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	5.46%	I/F I/O	08/15/2035	974,464
1,364,381	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.26%	I/F I/O	10/15/2049	190,172
34,391,849	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	34,839,414
1,905,795	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	2,034,508
3,695,980	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.61%	I/F I/O	03/15/2032	561,841
5,106,548	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	5,682,794
7,269,717	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	8,100,963
7,014,843	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	7,643,232
16,294,281	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	17,965,992
1,046,452	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.71%	I/F I/O	05/15/2040	117,062
6,562,482	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.31%	I/F I/O	08/15/2032	840,413
1,609,677	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00%	I/O	12/15/2036	414,681
3,001,429	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	16.54%	I/F	08/15/2040	3,862,088
4,158,486	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	4,697,167
13,836,050	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.31%	I/F I/O	09/15/2040	2,135,455
2,464,710	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	6.52%	I/F	10/15/2040	3,033,309
16,639,046	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	6.62%	I/F	11/15/2040	17,542,179
18,802,160	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%	>	12/15/2040	21,367,963
5,087,931	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	5,419,268
14,339,938	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	15,085,073
26,875,170	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	29,536,715
14,960,495	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	15,846,970
3,500,000	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	3,661,576
12,689,764	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	13,493,201
8,689,698	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	6.02%	I/F	01/15/2041	9,647,737
11,032,733	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	11,458,806
4,376,785	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	4,540,755
12,335,874	Federal Home Loan Mortgage Corporation, Series 3795-VZ	4.00%		01/15/2041	12,998,920
11,585,587	Federal Home Loan Mortgage Corporation, Series 3798-FG (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	2.25%		01/15/2041	11,617,103
419,734	Federal Home Loan Mortgage Corporation, Series 3798-SD (-2 x 1 Month LIBOR USD + 9.60%, 9.60% Cap)	6.12%	I/F	12/15/2040	469,557
23,095,989	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%	>	02/15/2041	25,449,780
5,794,126	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	5,987,454
35,362,577	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	39,411,826
15,354,731	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	15,859,216
12,832,981	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	13,314,682
5,018,011	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	5,481,138
7,401,162	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.73%	I/F I/O	06/15/2040	688,124
8,274,171	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	9,123,681
30,281,752	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	31,883,560
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	7.98%	I/F	02/15/2041	4,756,193
12,149,633	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	13,050,373
7,705,012	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00%	>	04/15/2041	8,878,885
23,779,337	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	26,063,262
8,575,494	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	9,114,616
37,716,729	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	43,269,499
11,511,613	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	11,908,967
9,488,910	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	10,288,360
5,445,177	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	5,866,879
19,401,780	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	20,539,889
23,350,779	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50%	>	06/15/2041	25,853,163
4,963,427	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	4.23%	I/F I/O	07/15/2041	636,256
27,422,631	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	28,965,780
27,280,517	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%	>	08/15/2041	30,619,218
5,157,992	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	5,686,076
8,488,055	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	9,119,876
31,849,877	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	35,200,850
2,249,949	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	2,354,384
9,242,621	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	9,570,445
2,973,918	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	9.48%	I/F	10/15/2041	3,791,542
5,447,374	Federal Home Loan Mortgage Corporation, Series 3957-DZ	3.50%		11/15/2041	5,610,481
23,970,599	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	25,006,978
10,802,054	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	11,549,334
66,258,991	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50%	>	01/15/2042	69,066,703
12,367,902	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	13,028,447
57,425,123	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%	>	02/15/2042	62,645,296
32,559,947	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00%	>	03/15/2042	35,324,566
11,017,447	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	10,917,168
6,699,543	Federal Home Loan Mortgage Corporation, Series 4050-ND	2.50%		09/15/2041	6,706,457
80,951,132	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00%	>	06/15/2042	87,825,567
80,655,298	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00%	>	07/15/2042	87,289,172
4,277,005	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	4,284,914
44,508,273	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50%	>	08/15/2042	46,450,436
97,063,000	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	103,254,726
1,199,279	Federal Home Loan Mortgage Corporation, Series 4109-KD	3.00%		05/15/2032	1,200,336
36,119,119	Federal Home Loan Mortgage Corporation, Series 4116-AP	1.35%		08/15/2042	34,693,122
4,562,824	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,635,648
34,995,305	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	35,298,637
31,221,898	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%	>	02/15/2033	31,174,360
6,574,765	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%	>	02/15/2043	6,647,647
45,648,320	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50%	>	03/15/2043	48,200,495
115,619,862	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%	>	01/15/2041	123,940,225
33,033,928	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%	>	03/15/2043	32,989,884
16,920,919	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	17,103,397
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	13,184,506
154,958,051	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.37%	I/F	06/15/2043	150,758,425
3,840,282	Federal Home Loan Mortgage Corporation, Series 4215-KC	2.25%		03/15/2038	3,848,638
68,353,699	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	3.39%	I/F	07/15/2043	67,360,677
25,841,252	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00%	>	07/15/2043	28,054,994
30,960,648	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%	>	06/15/2043	30,792,940
32,301,565	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00%	>	07/15/2043	35,218,112
20,807,846	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	3.38%	I/F	09/15/2043	20,500,223
23,018,659	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00%	>	09/15/2033	23,088,023
23,885,214	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%	>	10/15/2040	25,287,797
22,742,021	Federal Home Loan Mortgage Corporation, Series 4283-ZL	3.00%	>	08/15/2033	22,900,576
41,680,390	Federal Home Loan Mortgage Corporation, Series 4323-GA	3.00%		06/15/2040	42,192,509
19,929,935	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00%	>	05/15/2044	21,579,320
19,654,397	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	20,012,642
29,972,532	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	30,432,574
15,839,234	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00%	>	08/15/2044	15,856,929
50,356,754	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00%	>	08/15/2044	50,419,458
53,507,544	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	53,621,954
3,823,687	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	3,924,581
16,059,681	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	16,378,158
27,525,838	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00%	>	09/15/2044	27,586,664
1,544,242	Federal Home Loan Mortgage Corporation, Series 4386-US (-2 x 1 Month LIBOR USD + 8.14%, 8.14% Cap)	5.18%	I/F	09/15/2044	1,595,461
134,936,829	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	137,556,438
139,505,805	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00%	>	09/15/2044	139,639,842
34,991,402	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	35,672,037
49,855,492	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	50,302,337
62,049,626	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	63,317,083
42,353,453	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	43,355,722
26,008,042	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.86%	I/F I/O	07/15/2044	3,539,304
34,579,789	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	35,539,904
26,584,099	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00%	>	02/15/2045	26,546,608
7,938,312	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	8,111,419
9,940,142	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00%	>	02/15/2045	9,920,249
38,090,695	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	38,876,140
28,895,760	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00%	>	02/15/2045	28,896,101
37,005,148	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	37,781,930
27,803,954	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00%	>	08/15/2043	30,245,370
8,647,110	Federal Home Loan Mortgage Corporation, Series 4450-JZ	3.00%	>	03/15/2045	8,522,268
7,519,826	Federal Home Loan Mortgage Corporation, Series 4461-LZ	3.00%	>	03/15/2045	7,457,790
8,869,362	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00%	>	04/15/2045	8,890,869
51,753,278	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00%	>	04/15/2045	51,979,823
28,751,821	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00%	>	04/15/2045	28,598,925
121,989,880	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	125,184,844
106,076,967	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	108,855,165
99,079,082	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	101,257,920
44,009,718	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	44,985,035
172,056,387	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	175,323,016
74,651,587	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	75,153,993
17,165,160	Federal Home Loan Mortgage Corporation, Series 4484-ZL	3.00%	>	06/15/2045	17,219,975
9,335,272	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50%	>	07/15/2045	9,682,524
28,009,256	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	28,214,939
24,838,078	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	25,362,385
40,921,049	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	41,802,423
38,317,356	Federal Home Loan Mortgage Corporation, Series 4510-HB	2.00%		03/15/2040	38,159,826
20,942,586	Federal Home Loan Mortgage Corporation, Series 4511-QA	3.00%		01/15/2041	21,206,873
19,413,811	Federal Home Loan Mortgage Corporation, Series 4511-QC	3.00%		12/15/2040	19,666,387
118,026,999	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	120,770,065
52,607,998	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	53,519,189
111,985,916	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	113,914,616
103,972,832	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	105,959,691
165,988,018	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	168,277,325
50,884,036	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	51,588,703
114,631,421	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	117,263,886
66,939,965	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	67,817,889
61,045,456	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	62,028,539
47,561,607	Federal Home Loan Mortgage Corporation, Series 4738-LA	3.00%		11/15/2043	48,285,343
39,065,315	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	39,990,221
51,921,717	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	52,637,183
79,008,371	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	80,889,560
56,986,222	Federal Home Loan Mortgage Corporation, Series 4763-QA	3.00%		06/15/2043	57,786,103
59,199,091	Federal Home Loan Mortgage Corporation, Series 4766-JA	3.00%		07/15/2044	60,255,558
408,212,962	Federal Home Loan Mortgage Corporation, Series 4791-JT	3.00%		05/15/2048	415,360,077
27,547,074	Federal Home Loan Mortgage Corporation, Series 4791-LO	0.00%	P/O	05/15/2048	24,786,317
84,687,364	Federal Home Loan Mortgage Corporation, Series 4791-PO	0.00%	P/O	05/15/2048	76,167,002
87,737,128	Federal Home Loan Mortgage Corporation, Series 4792-A	3.00%		05/15/2048	88,858,864
39,064,932	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	39,705,116
41,671,280	Federal Home Loan Mortgage Corporation, Series 4795-AO	0.00%	P/O	05/15/2048	37,568,492
44,195,669	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00%	P/O	06/15/2048	39,858,854
28,189,604	Federal Home Loan Mortgage Corporation, Series 4901-BD	3.00%		07/25/2049	28,803,396
53,048,180	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	59,463,381
102,216,000	Federal National Mortgage Association	2.54%		02/25/2030	101,244,948
43,100,000	Federal National Mortgage Association	2.54%		02/25/2030	42,690,550
7,646,362	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	8,431,228
5,762,119	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	6,354,915
9,432,729	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	10,400,316
6,600,991	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	7,278,003
2,594,823	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	2,861,148
2,135,921	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	2,355,899
5,279,376	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	5,823,064
211,749	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	233,143
1,258,183	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,387,733
10,837,608	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	11,670,256
13,354,261	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	13,751,925
680,399	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	745,074
174,192	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	192,132
1,372,667	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	1,581,334
1,040,011	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	1,217,613
10,252,023	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	11,304,820
17,010,342	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	18,752,076
15,361,991	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	16,359,878
204,956	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	212,905
1,404,732	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%		10/01/2031	1,496,330
8,609,636	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%		11/01/2031	9,003,005
4,232,570	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%		11/01/2041	4,388,671
5,740,813	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%		11/01/2041	5,951,960
28,548,516	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%		01/01/2032	29,853,090
27,419,070	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%		01/01/2032	28,667,021
5,146,335	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%		05/01/2032	5,381,508
9,377,176	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%		05/01/2032	9,805,620
16,478,137	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%		05/01/2032	17,231,110
8,232,295	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%		05/01/2042	8,537,613
24,606,782	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%		08/01/2032	25,343,807
7,401,378	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%		09/01/2042	7,615,443
10,633,421	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%		10/01/2032	10,951,744
31,497,558	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%		10/01/2032	32,437,848
15,434,224	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%		10/01/2032	15,841,785
99,251,552	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%		11/01/2042	102,213,852
69,900,564	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%		11/01/2042	71,983,017
52,642,981	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%		12/01/2032	54,220,079
26,196,744	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%		02/01/2043	26,949,899
30,764,933	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%		02/01/2043	31,651,054
13,578,811	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%		02/01/2033	13,985,704
19,387,067	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%		02/01/2033	19,966,124
24,257,761	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%		03/01/2038	24,985,677
11,060,441	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%		04/01/2033	11,391,147
21,529,005	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%		04/01/2038	22,173,524
17,512,515	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%		05/01/2033	18,035,028
53,589,994	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%		05/01/2033	55,196,179
10,465,460	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%		05/01/2033	10,779,098
801,990	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	858,528
853,239	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%		06/01/2040	935,512
636,278	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%		06/01/2040	696,812
7,507,430	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%		12/01/2040	8,054,029
780,102	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%		12/01/2040	817,542
7,288,544	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%		01/01/2041	7,557,035
1,623,503	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	1,729,327
5,805,442	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%		04/01/2026	6,071,380
4,589,696	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%		09/01/2041	4,758,340
891,620	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%		09/01/2041	923,336
1,632,793	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%		09/01/2041	1,690,637
4,084,736	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%		10/01/2041	4,234,526
3,358,428	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%		10/01/2041	3,481,840
1,810,944	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%		10/01/2041	1,878,180
18,967,018	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%		11/01/2041	19,665,725
4,633,815	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%		10/01/2041	4,804,315
1,175,250	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%		11/01/2041	1,218,862
25,307,889	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%		11/01/2041	27,130,341
15,003,110	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%		12/01/2041	15,449,359
2,248,249	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%		12/01/2041	2,330,921
26,813,271	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%		01/01/2032	28,038,138
6,796,446	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%		02/01/2042	7,046,894
5,272,702	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%		02/01/2042	5,468,530
5,842,685	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%		03/01/2042	6,059,340
6,140,476	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%		03/01/2042	6,367,092
610,363	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%		03/01/2042	634,899
105,240,630	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%		06/01/2043	108,269,548
52,589,456	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%		07/01/2043	54,105,517
2,491,779	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%		04/01/2026	2,615,968
8,428,191	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%		10/01/2043	9,071,081
20,215,129	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%		09/01/2053	20,492,736
28,454,274	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%		06/01/2053	28,404,815
70,401,771	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%		04/01/2042	75,513,469
53,793,169	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%		10/01/2044	55,360,083
20,639,663	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%		02/01/2045	22,191,948
58,761,321	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%		06/01/2044	63,821,935
52,356,425	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%		03/01/2046	55,230,187
23,643,007	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%		05/01/2042	24,514,235
57,719,763	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%		09/01/2042	59,416,724
55,212,233	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%		09/01/2042	56,865,426
15,141,488	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%		12/01/2042	15,594,121
16,926,436	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%		04/01/2043	17,428,189
21,112,279	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%		03/01/2044	22,705,673
20,947,549	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%		03/01/2044	22,479,705
18,738,108	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%		05/01/2044	20,146,741
8,647,060	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%		06/01/2044	9,320,741
6,547,697	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%		07/01/2044	6,976,259
29,639,745	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%		08/01/2034	30,523,431
14,104,191	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%		10/01/2034	14,525,207
28,093,227	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%		10/01/2034	28,932,511
127,943,382	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%		12/01/2044	131,165,031
41,140,082	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%		12/01/2044	42,144,433
23,546,706	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%		01/01/2035	24,250,064
35,427,552	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%		01/01/2035	36,486,187
25,751,413	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%		01/01/2045	27,165,577
26,936,677	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%		01/01/2035	27,641,999
253,101,399	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%		03/01/2045	259,238,835
103,417,179	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	105,903,671
35,305,706	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%		04/01/2035	36,231,856
33,307,908	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%		04/01/2035	34,182,183
44,534,749	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%		04/01/2035	45,703,529
22,430,544	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%		05/01/2035	23,019,192
23,706,089	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%		05/01/2035	24,328,168
50,371,715	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%		07/01/2045	50,670,635
60,506,081	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%		03/01/2045	61,947,621
18,952,140	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%		02/01/2045	19,063,810
10,970,860	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%		01/01/2045	11,035,566
11,673,489	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%		03/01/2045	11,742,391
18,868,411	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%		04/01/2046	19,904,182
46,221,468	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%		11/01/2046	47,324,351
1,967,056	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	2,096,535
7,168,823	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	7,644,451
1,537,041	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%		05/01/2030	1,639,016
106,352	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%		06/01/2040	111,594
36,079	Federal National Mortgage Association Pass-Thru, Pool MA0459	4.00%		07/01/2020	37,622
195,180	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	204,777
136,559	Federal National Mortgage Association Pass-Thru, Pool MA0502	4.00%		08/01/2020	142,398
80,200	Federal National Mortgage Association Pass-Thru, Pool MA0517	4.00%		09/01/2020	83,629
2,263,949	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%		10/01/2030	2,411,475
533,163	Federal National Mortgage Association Pass-Thru, Pool MA0536	4.00%		10/01/2020	555,960
742,821	Federal National Mortgage Association Pass-Thru, Pool MA0580	4.00%		11/01/2020	774,583
499,739	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%		12/01/2030	532,293
12,244,353	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%		01/01/2031	13,042,305
4,947,131	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%		11/01/2041	5,129,418
95,300,997	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%		12/01/2031	99,647,418
40,872,363	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%		01/01/2032	42,736,934
49,281,440	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%		02/01/2032	51,526,929
24,514,120	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%		03/01/2032	25,632,772
7,789,566	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%		04/01/2042	8,019,824
33,696,163	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%		05/01/2032	35,235,828
5,014,824	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%		05/01/2042	5,163,991
70,727,980	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	73,916,744
11,131,168	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	11,460,133
7,935,352	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	8,227,771
43,215,166	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	45,190,134
110,342,867	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	113,618,804
126,351,029	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	130,086,596
28,936,151	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	30,255,706
33,430,643	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	34,422,695
5,551,603	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	5,804,187
72,185,476	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	74,319,540
37,030,846	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	38,404,206
4,714,511	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	4,854,268
20,480,967	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	21,094,646
79,975,276	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	82,371,699
48,932,690	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	50,398,157
84,658,128	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	87,195,365
10,791,226	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	11,114,576
60,361,037	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	63,182,295
24,589,102	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	25,315,875
19,436,524	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	20,010,578
35,521,559	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	37,139,096
75,136,276	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	77,354,220
83,112,995	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	83,604,172
82,587,733	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	83,075,772
94,717,441	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	97,508,984
39,824,493	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	40,774,592
6,584,947	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	7,014,760
27,938,272	Federal National Mortgage Association, Pool AL9220	3.00%		06/01/2045	28,758,964
44,521,675	Federal National Mortgage Association, Pool AL9445	3.00%		07/01/2031	46,112,806
14,677,351	Federal National Mortgage Association, Pool AN1210	2.85%		05/01/2031	15,115,149
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	10,524,056
65,942,477	Federal National Mortgage Association, Pool AS7473	3.00%		07/01/2046	66,332,491
146,837,840	Federal National Mortgage Association, Pool AS7661	3.00%		08/01/2046	147,705,359
62,851,592	Federal National Mortgage Association, Pool AS8056	3.00%		10/01/2046	64,351,292
81,990,513	Federal National Mortgage Association, Pool AS8111	3.00%		10/01/2041	84,451,696
52,818,457	Federal National Mortgage Association, Pool AS8269	3.00%		11/01/2046	54,078,761
55,181,685	Federal National Mortgage Association, Pool AS8306	3.00%		11/01/2041	56,674,212
81,672,750	Federal National Mortgage Association, Pool AS8356	3.00%		11/01/2046	82,369,190
16,482,901	Federal National Mortgage Association, Pool AZ0576	3.50%		04/01/2042	17,216,815
14,583,971	Federal National Mortgage Association, Pool BC9081	3.00%		12/01/2046	14,949,976
125,415,764	Federal National Mortgage Association, Pool BF0314	3.00%		01/01/2053	128,560,652
108,845,490	Federal National Mortgage Association, Pool BF0353	3.00%		05/01/2053	111,575,143
61,250,661	Federal National Mortgage Association, Pool BF0391	3.00%		09/01/2053	62,786,660
9,907,845	Federal National Mortgage Association, Pool BL1851	3.83%		05/01/2049	10,889,092
10,510,204	Federal National Mortgage Association, Pool BL2274	3.13%		05/01/2031	11,022,290
29,700,000	Federal National Mortgage Association, Pool BL2906	3.19%		07/01/2031	31,318,157
15,825,000	Federal National Mortgage Association, Pool BL2923	3.19%		06/01/2031	16,678,002
27,640,000	Federal National Mortgage Association, Pool BL2936	3.04%		06/01/2031	28,724,327
23,506,500	Federal National Mortgage Association, Pool BL3118	2.87%		07/01/2031	24,164,411
13,650,000	Federal National Mortgage Association, Pool BL3145	3.01%		07/01/2031	14,151,489
7,200,000	Federal National Mortgage Association, Pool BL3176	2.91%		07/01/2031	7,394,705
12,030,000	Federal National Mortgage Association, Pool BL3201	2.95%		07/01/2031	12,401,594
22,260,000	Federal National Mortgage Association, Pool BL3240	2.97%		07/01/2031	22,980,405
9,964,500	Federal National Mortgage Association, Pool BL3358	2.64%		08/01/2029	10,141,675
108,353,000	Federal National Mortgage Association, Pool BL3370	2.62%		10/01/2031	108,676,148
54,600,000	Federal National Mortgage Association, Pool BL3410	2.85%		08/01/2031	55,899,363
29,436,000	Federal National Mortgage Association, Pool BL3450	2.81%		09/01/2031	30,022,197
41,755,800	Federal National Mortgage Association, Pool BL3480	2.75%		08/01/2029	42,367,009
13,499,000	Federal National Mortgage Association, Pool BL3510	2.76%		08/01/2031	13,733,928
14,905,000	Federal National Mortgage Association, Pool BL3511	2.76%		08/01/2031	15,162,071
9,419,000	Federal National Mortgage Association, Pool BL3512	2.76%		08/01/2031	9,581,453
39,896,000	Federal National Mortgage Association, Pool BL3513	2.76%		08/01/2031	40,584,099
13,703,000	Federal National Mortgage Association, Pool BL3515	2.76%		08/01/2031	13,939,340
38,400,000	Federal National Mortgage Association, Pool BL3516	2.76%		08/01/2031	39,056,849
10,600,000	Federal National Mortgage Association, Pool BL3538	2.69%		08/01/2029	10,834,293
31,295,244	Federal National Mortgage Association, Pool BL3647	2.69%		08/01/2030	31,778,980
12,937,500	Federal National Mortgage Association, Pool BL3671	2.59%		08/01/2029	13,109,215
32,746,000	Federal National Mortgage Association, Pool BL3713	2.77%		08/01/2031	33,338,313
26,342,000	Federal National Mortgage Association, Pool BL3809	2.67%		09/01/2031	26,498,175
8,983,000	Federal National Mortgage Association, Pool BL3838	2.68%		09/01/2031	9,064,633
50,000,000	Federal National Mortgage Association, Pool BL3842	2.55%		09/01/2031	49,667,695
5,920,000	Federal National Mortgage Association, Pool BL3993	2.63%		09/01/2031	5,976,177
50,173,000	Federal National Mortgage Association, Pool BL4008	2.37%		10/01/2031	48,897,851
6,476,000	Federal National Mortgage Association, Pool BL4020	2.56%		09/01/2031	6,462,886
54,203,000	Federal National Mortgage Association, Pool BL4062	2.40%		10/01/2031	53,041,635
27,690,000	Federal National Mortgage Association, Pool BL4098	2.27%		09/01/2029	27,288,705
15,202,000	Federal National Mortgage Association, Pool BL4168	2.42%		11/01/2031	14,944,611
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%		10/01/2031	12,682,509
25,800,000	Federal National Mortgage Association, Pool BL4214	2.37%		10/01/2031	25,144,901
15,334,000	Federal National Mortgage Association, Pool BL4226	2.44%		09/01/2031	15,124,353
3,330,000	Federal National Mortgage Association, Pool BL4330	2.46%		09/01/2031	3,287,263
3,206,000	Federal National Mortgage Association, Pool BL4339	2.29%		10/01/2031	3,116,234
6,496,000	Federal National Mortgage Association, Pool BL4354	2.37%		10/01/2031	6,357,218
107,000,000	Federal National Mortgage Association, Pool BL4468	2.41%		10/01/2029	106,727,722
11,850,000	Federal National Mortgage Association, Pool BL4647	2.55%		10/01/2031	11,810,757
24,380,000	Federal National Mortgage Association, Pool BL4656	2.29%		10/01/2029	24,080,878
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%		11/01/2039	62,756,904
19,250,000	Federal National Mortgage Association, Pool BL4844	2.42%		12/01/2031	18,915,355
75,725,000	Federal National Mortgage Association, Pool BL4881	2.31%		12/01/2029	74,870,880
30,375,000	Federal National Mortgage Association, Pool BL4911	2.40%		11/01/2031	29,717,154
73,850,000	Federal National Mortgage Association, Pool BL4937	2.32%		12/01/2029	72,985,245
34,160,000	Federal National Mortgage Association, Pool BL4938	2.32%		12/01/2029	33,760,000
14,220,000	Federal National Mortgage Association, Pool BL4939	2.32%		12/01/2029	14,053,489
65,121,000	Federal National Mortgage Association, Pool BL4969	2.35%		11/01/2029	64,596,790
21,600,000	Federal National Mortgage Association, Pool BL5111	2.41%		01/25/2030	21,684,375
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%		01/01/2032	29,613,865
93,111,918	Federal National Mortgage Association, Pool BM5112	3.00%		11/01/2033	96,225,214
54,073,065	Federal National Mortgage Association, Pool BM5299	3.00%		12/01/2046	55,359,616
81,768,762	Federal National Mortgage Association, Pool BM5633	3.00%		07/01/2047	83,714,943
23,139,225	Federal National Mortgage Association, Pool BM5834	3.00%		04/01/2048	23,274,452
164,461,260	Federal National Mortgage Association, Pool BO4657	2.50%		11/01/2049	162,603,794
38,232,365	Federal National Mortgage Association, Pool CA0862	3.50%		09/01/2047	39,681,511
14,982,733	Federal National Mortgage Association, Pool CA3898	3.00%		07/01/2034	15,508,572
9,723,696	Federal National Mortgage Association, Pool CA4413	3.00%		10/01/2049	9,811,184
144,579,965	Federal National Mortgage Association, Pool FM1000	3.00%		04/01/2047	147,665,786
97,144,328	Federal National Mortgage Association, Pool MA2259	3.00%		05/01/2035	99,690,825
94,457,449	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	97,245,302
94,244,136	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	94,799,913
33,578,900	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	33,776,613
101,379,328	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	101,976,314
9,412,260	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	9,467,641
130,864,846	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	133,983,602
46,551,975	Federal National Mortgage Association, Pool MA2895	3.00%		02/01/2047	47,661,728
13,996,800	Federal National Mortgage Association, Pool MA3830	2.50%		11/01/2039	14,020,655
35,300,000	Federal National Mortgage Association, Pool MA3889	2.50%		01/01/2040	35,360,168
670,446	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	737,750
983,470	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	1,075,988
13,853,201	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	15,417,341
2,681,572	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	2,910,858
1,310,102	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	1,421,765
10,743,670	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	11,872,329
9,020,578	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	9,815,430
2,566,486	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	03/25/2034	262,378
2,535,996	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	5.91%	I/F I/O	07/25/2034	484,220
4,180,072	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	4,638,428
152,826	Federal National Mortgage Association, Series 2004-W4-A5	5.50%		06/25/2034	153,372
185,334	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	193,466
658,681	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	688,297
4,646,920	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	4.91%	I/F I/O	10/25/2035	818,445
3,946,477	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.79%	I/F I/O	10/25/2036	741,019
1,622,055	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	4.53%	I/F I/O	01/25/2037	303,508
1,039,418	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	1,153,179
6,590,129	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/F I/O	07/25/2036	1,031,014
841,895	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	4.81%	I/F I/O	10/25/2036	114,989
9,438,070	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	10,367,322
925,325	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/F I/O	05/25/2037	100,077
6,253,106	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	5.02%	I/F I/O	03/25/2037	1,074,536
3,013,036	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	4.65%	I/F I/O	04/25/2037	567,767
417,743	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	4.32%	I/F I/O	04/25/2037	45,664
2,925,524	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/F I/O	04/25/2037	454,507
2,556,940	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	4.83%	I/F I/O	10/25/2036	423,046
3,574,145	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	4,000,265
2,068,961	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	2,211,777
3,177,892	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	4.08%	I/F I/O	08/25/2037	555,902
952,978	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.86%	I/F I/O	03/25/2037	107,389
498,429	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	548,324
3,767,056	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	4,058,253
7,309,943	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	8,120,238
722,523	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	06/25/2037	78,884
1,038,707	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.36%	I/F I/O	07/25/2038	105,820
702,479	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	02/25/2037	73,133
1,158,567	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/F I/O	02/25/2038	202,102
772,617	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	07/25/2038	68,495
639,605	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	07/25/2038	80,713
1,763,660	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	08/25/2038	292,396
557,178	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	603,490
6,244,942	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	6,643,949
794,463	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/F I/O	01/25/2040	99,610
523,425	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	560,511
1,796,758	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	06/25/2039	241,029
1,087,071	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	4.21%	I/F I/O	06/25/2039	116,013
772,267	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.31%	I/F I/O	07/25/2039	73,569
497,860	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.16%	I/F I/O	07/25/2039	52,030
4,811,491	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/F I/O	07/25/2039	722,180
607,539	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	632,585
1,676,602	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	1,773,567
742,955	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	4.01%	I/F I/O	09/25/2039	85,131
4,146,778	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	4,497,344
2,773,998	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	2,888,756
10,935,357	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	5.44%	I/F I/O	01/25/2036	2,089,746
14,508,369	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.96%	I/F I/O	10/25/2039	2,881,210
1,218,324	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	3.93%	I/F I/O	04/25/2037	138,441
1,191,660	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	1,248,023
13,779,233	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	2.69%	I/F I/O	09/25/2040	1,809,771
7,298,665	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	7,871,511
18,736,572	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	19,955,798
4,022,522	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	4.56%	I/F I/O	02/25/2040	659,283
1,990,039	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	2,040,075
1,134,029	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	4.16%	I/F I/O	10/25/2050	132,634
3,683,289	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	3,874,013
810,285	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.71%	I/F I/O	10/25/2040	56,135
2,869,233	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	3,070,171
22,985,681	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	2.71%	I/F I/O	10/25/2040	2,095,556
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	36.40%	I/F	11/25/2040	831,299
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.93%	I/F	11/25/2040	275,740
5,448,432	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	5,660,127
3,363,562	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	3,511,476
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	9.93%	I/F	12/25/2040	118,340
9,939,432	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	10,294,713
8,789,639	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.86%	I/F I/O	01/25/2026	803,666
10,501,685	Federal National Mortgage Association, Series 2010-150-FD (1 Month LIBOR USD + 0.51%, 0.51% Floor, 7.00% Cap)	2.30%		01/25/2041	10,497,611
24,408,480	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	25,670,769
8,851,616	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.66%	I/F I/O	03/25/2040	1,330,824
2,765,157	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	3,066,408
1,353,197	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.16%	I/F I/O	03/25/2040	98,887
429,819	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.66%	I/F I/O	12/25/2049	20,409
1,844,707	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.46%	I/F I/O	02/25/2050	245,196
1,457,556	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	04/25/2040	87,276
5,464,983	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	5,629,818
3,723,896	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	3.14%	I/F I/O	04/25/2040	393,957
633,946	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.66%	I/F I/O	04/25/2040	58,886
649,920	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.66%	I/F I/O	04/25/2040	54,194
1,290,607	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	3.16%	I/F I/O	05/25/2040	94,947
9,203,346	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	9,731,192
2,138,493	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	4.44%	I/F I/O	02/25/2040	332,066
836,618	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	7.86%	I/F	06/25/2040	979,276
6,156,479	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	3.98%	I/F I/O	06/25/2040	1,035,897
3,658,349	Federal National Mortgage Association, Series 2010-59-PS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	4.66%	I/F I/O	03/25/2039	100,846
6,286,600	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	3.21%	I/F I/O	01/25/2040	830,366
774,815	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	842,528
572,505	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	621,225
6,814,274	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	7,531,465
14,814,977	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	2.29%		06/25/2040	14,853,321
27,967,776	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	30,016,653
5,637,430	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	5,916,360
20,177,642	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	21,584,526
3,003,818	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	3,244,770
6,007,624	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	6,489,526
8,011,698	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	8,457,142
540,493	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	4.06%	I/F I/O	08/25/2040	60,692
1,726,958	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	1,798,793
8,668,587	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	16.54%	I/F	09/25/2040	13,985,534
1,328,958	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	3.51%	I/F I/O	02/25/2040	154,314
38,142,962	Federal National Mortgage Association, Series 2011-106-LZ	3.50%	>	10/25/2041	40,647,254
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	6.72%	I/F	11/25/2041	661,168
7,392,461	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	7,696,713
9,996,092	Federal National Mortgage Association, Series 2011-111-EZ	5.00%	>	11/25/2041	11,061,599
3,840,922	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	4,041,890
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	33,759,324
25,568,842	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	26,734,853
38,800,000	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	40,256,509
712,249	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	4.68%	I/F I/O	03/25/2041	85,410
7,394,303	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	7,522,711
4,744,126	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	5.62%	I/F	04/25/2041	4,937,745
50,294,948	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	51,764,708
10,758,954	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	11,240,910
28,789,142	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	30,134,478
5,530,528	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	5,798,540
11,882,815	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	12,862,782
9,350,148	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	9,827,258
6,860,168	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	6,979,292
14,370,228	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	15,034,121
3,407,459	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	3,572,735
7,605,493	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	8,241,680
21,166,199	Federal National Mortgage Association, Series 2011-45-ZA	4.00%	>	05/25/2031	22,582,078
11,008,182	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	12,112,884
2,523,046	Federal National Mortgage Association, Series 2011-48-SC (-2 x 1 Month LIBOR USD + 9.20%, 9.20% Cap)	5.62%	I/F	06/25/2041	2,672,423
21,607,364	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		06/25/2041	21,642,729
1,371,833	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,472,020
11,963,076	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	12,170,941
14,648,118	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	15,615,481
5,978,035	Federal National Mortgage Association, Series 2011-74-KL	5.00%		06/25/2040	6,437,518
23,484,251	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	26,307,857
28,970,785	Federal National Mortgage Association, Series 2011-99-CZ	4.50%	>	10/25/2041	32,638,878
77,739,068	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	86,712,745
13,310,729	Federal National Mortgage Association, Series 2012-104-Z	3.50%	>	09/25/2042	14,130,763
9,571,479	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	9,835,292
34,942,615	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	36,943,359
7,885,850	Federal National Mortgage Association, Series 2012-114-DC	2.00%		08/25/2039	7,843,720
51,313,394	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	51,085,881
50,959,963	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	52,271,601
55,903,860	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	57,340,612
29,794,934	Federal National Mortgage Association, Series 2012-144-PT	4.23%	#	11/25/2049	32,071,907
11,621,751	Federal National Mortgage Association, Series 2012-14-BZ	4.00%	>	03/25/2042	12,239,991
26,560,250	Federal National Mortgage Association, Series 2012-15-PZ	4.00%	>	03/25/2042	29,413,820
19,723,638	Federal National Mortgage Association, Series 2012-20-ZT	3.50%	>	03/25/2042	20,534,272
61,322,509	Federal National Mortgage Association, Series 2012-30-DZ	4.00%	>	04/25/2042	65,836,281
50,420,730	Federal National Mortgage Association, Series 2012-31-Z	4.00%	>	04/25/2042	53,117,482
6,081,681	Federal National Mortgage Association, Series 2012-63-EB	2.00%		08/25/2040	6,058,880
22,827,544	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	2.24%		07/25/2042	22,815,950
36,224,932	Federal National Mortgage Association, Series 2012-74-Z	4.00%	>	07/25/2042	39,324,250
6,604,294	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	6,463,506
26,187,549	Federal National Mortgage Association, Series 2012-86-ZC	3.50%	>	08/25/2042	27,854,722
36,486,117	Federal National Mortgage Association, Series 2012-96-VZ	3.50%	>	09/25/2042	38,687,871
24,453,425	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	26,242,300
41,581,727	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	42,673,996
20,662,818	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	21,179,913
26,861,918	Federal National Mortgage Association, Series 2013-130-ZE	3.00%	>	01/25/2044	26,997,691
24,135,269	Federal National Mortgage Association, Series 2013-133-ZT	3.00%	>	01/25/2039	24,373,484
12,853,582	Federal National Mortgage Association, Series 2013-36-Z	3.00%	>	04/25/2043	13,082,192
19,900,798	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	20,144,448
19,292,416	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	3.25%	I/F	04/25/2043	17,926,548
3,495,923	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	3,432,524
7,059,931	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	3.31%	I/F	06/25/2043	6,632,048
121,144,709	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%	>	08/25/2043	120,291,717
21,256,984	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.26%	I/F I/O	12/25/2042	2,723,668
27,634,677	Federal National Mortgage Association, Series 2013-8-Z	3.00%	>	02/25/2043	27,526,111
24,522,763	Federal National Mortgage Association, Series 2014-12-GZ	3.50%	>	03/25/2044	26,063,081
26,136,353	Federal National Mortgage Association, Series 2014-21-GZ	3.00%	>	04/25/2044	26,110,975
30,616,330	Federal National Mortgage Association, Series 2014-37-ZY	2.50%	>	07/25/2044	29,241,886
49,524,313	Federal National Mortgage Association, Series 2014-39-ZA	3.00%	>	07/25/2044	50,009,225
13,035,046	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	12,958,000
34,713,074	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	35,243,053
1,574,565	Federal National Mortgage Association, Series 2014-56-AD	3.00%		01/25/2040	1,573,262
59,356,676	Federal National Mortgage Association, Series 2014-60-EZ	3.00%	>	10/25/2044	59,445,153
41,899,043	Federal National Mortgage Association, Series 2014-61-ZV	3.00%	>	10/25/2044	41,992,378
35,333,473	Federal National Mortgage Association, Series 2014-64-NZ	3.00%	>	10/25/2044	35,326,385
77,144,397	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	78,463,211
12,441,562	Federal National Mortgage Association, Series 2014-67-DZ	3.00%	>	10/25/2044	12,470,018
70,591,732	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	71,863,103
39,773,684	Federal National Mortgage Association, Series 2014-68-MZ	3.00%	>	11/25/2044	39,978,694
27,821,709	Federal National Mortgage Association, Series 2014-6-Z	2.50%	>	02/25/2044	26,567,529
29,521,746	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	30,035,528
22,452,662	Federal National Mortgage Association, Series 2014-77-VZ	3.00%	>	11/25/2044	22,460,821
18,218,816	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	18,604,408
28,835,112	Federal National Mortgage Association, Series 2014-84-KZ	3.00%	>	12/25/2044	28,859,348
80,663,120	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	82,212,078
136,109,283	Federal National Mortgage Association, Series 2014-M11-1A	3.11%	#	08/25/2024	141,854,851
27,682,949	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	28,596,298
75,951,101	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	77,728,645
15,827,460	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	16,292,040
50,315,733	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	51,917,252
10,034,773	Federal National Mortgage Association, Series 2015-63-KD	3.00%		07/25/2041	10,117,050
46,713,318	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	47,626,185
134,277,197	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	144,534,766
16,703,998	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	17,092,472
53,437,659	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	54,683,409
34,431,974	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	34,656,956
83,991,323	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	85,139,820
17,282,864	Federal National Mortgage Association, Series 2016-71-ZQ	3.00%		10/25/2046	17,105,040
92,187,477	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	93,948,359
70,930,256	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	72,218,371
34,258,391	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	34,855,241
88,502,485	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	90,297,900
47,677,942	Federal National Mortgage Association, Series 2016-94-PA	3.00%		03/25/2044	48,525,474
48,363,470	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	49,857,249
22,876,091	Federal National Mortgage Association, Series 2017-2-HA	3.00%		09/25/2041	23,034,860
13,774,802	Federal National Mortgage Association, Series 2017-4-CH	3.00%		06/25/2042	13,940,107
16,594,650	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	16,927,027
25,300,220	Federal National Mortgage Association, Series 2017-61-TA	3.00%		02/25/2043	25,435,541
52,704,678	Federal National Mortgage Association, Series 2018-21-IO	3.00%	I/O	04/25/2048	6,987,444
87,050,429	Federal National Mortgage Association, Series 2018-21-PO	0.00%	P/O	04/25/2048	73,502,710
9,495,066	Federal National Mortgage Association, Series 2018-23-CG	2.75%		12/25/2043	9,606,105
109,819,401	Federal National Mortgage Association, Series 2018-27-AO	0.00%	P/O	05/25/2048	97,391,645
196,122,345	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	197,605,108
59,002,171	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	59,846,551
25,161,580	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	25,521,199
170,568,476	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	174,789,414
59,432,758	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	60,696,251
185,889,686	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	189,919,402
42,257,456	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	42,843,939
90,721,024	Federal National Mortgage Association, Series 2018-85-PO	0.00%	P/O	12/25/2048	80,059,526
66,047,212	Federal National Mortgage Association, Series 2019-12-BA	3.00%		04/25/2049	67,654,101
27,638,676	Federal National Mortgage Association, Series 2019-64-D	2.50%		11/25/2049	27,307,357
7,733,994	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	3.66%	I/F I/O	11/25/2039	1,133,324
81,392,647	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	82,725,281
3,523,061	Government National Mortgage Association, Pool MA2511	3.50%		01/20/2045	3,609,989
10,859,747	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	5.34%	I/F I/O	08/20/2033	1,698,284
4,514,764	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	4,986,060
2,359,939	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	2,617,669
4,886,034	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	4.32%	I/F I/O	10/20/2034	811,557
1,226,716	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	1,348,515
13,268,542	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	14,480,087
906,526	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	27.03%	I/F	05/20/2036	1,572,685
5,723,132	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	2.93%	I/F I/O	04/20/2037	477,153
4,084,489	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.76%	I/F I/O	01/16/2038	749,842
7,140,532	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	5.95%	I/F I/O	05/16/2038	1,816,915
2,911,687	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	4.57%	I/F I/O	05/20/2038	418,415
3,300,979	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.49%	I/F I/O	06/20/2038	503,553
2,388,464	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.51%	I/F I/O	06/16/2038	461,296
1,037,323	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.29%	I/F I/O	09/20/2038	138,354
2,318,916	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.82%	I/F I/O	11/16/2036	400,384
8,733,463	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	9,362,147
4,974,131	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	4.91%	I/F I/O	02/16/2039	962,922
1,684,781	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	4.34%	I/F I/O	09/20/2038	197,933
4,769,298	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	5,157,425
27,378,396	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	29,691,310
7,848	Government National Mortgage Association, Series 2009-41-ZQ	4.50%	>	06/16/2039	8,997
3,032,832	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	3,289,550
605,922	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	641,802
2,316,485	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.46%	I/F I/O	04/16/2039	274,705
4,095,822	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	4,394,263
2,983,249	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	4.98%	I/F I/O	03/20/2037	263,651
20,785,884	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	4.29%	I/F I/O	03/20/2040	2,365,178
6,302,332	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	4.01%	I/F I/O	01/16/2040	1,105,201
3,990,581	Government National Mortgage Association, Series 2010-25-ZB	4.50%	>	02/16/2040	4,367,752
56,897,856	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.49%	I/F I/O	02/20/2040	10,622,733
4,740,599	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	5,257,836
4,806,433	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	3.92%	I/F I/O	04/20/2040	739,115
1,446,391	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	4.79%	I/F I/O	09/20/2039	229,596
14,546,592	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	3.99%	I/F I/O	05/20/2040	2,447,167
11,064,221	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	12,468,363
7,603,098	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	5.97%	I/F	12/20/2040	8,201,188
7,611,377	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	5.97%	I/F	12/20/2040	8,122,853
3,438,192	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	3,681,200
2,179,036	Government National Mortgage Association, Series 2011-69-OC	0.00%	P/O	05/20/2041	1,989,466
20,979,957	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	3.59%	I/F I/O	05/20/2041	3,221,395
19,893,410	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	21,316,413
7,668,364	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	3.62%	I/F I/O	05/20/2041	1,164,752
5,724,183	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.39%	I/F I/O	05/20/2041	982,097
3,223,146	Government National Mortgage Association, Series 2012-105-SE (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.44%	I/F I/O	01/20/2041	137,993
6,150,920	Government National Mortgage Association, Series 2012-52-PN	2.00%		12/20/2039	6,180,452
20,437,525	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	4.39%	I/F I/O	08/20/2043	3,820,225
21,797,540	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.46%	I/F I/O	09/16/2043	4,042,820
19,748,101	Government National Mortgage Association, Series 2013-182-WZ	2.50%	>	12/20/2043	19,333,659
60,874,546	Government National Mortgage Association, Series 2013-182-ZW	2.50%	>	12/20/2043	59,597,008
14,293,864	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.51%	I/F I/O	02/16/2043	1,925,170
13,924,107	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.49%	I/F I/O	02/20/2043	2,660,670
29,753,652	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	30,308,483
26,489,442	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.84%	I/F I/O	11/20/2044	4,040,795
27,791,108	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	3.84%	I/F I/O	11/20/2044	4,515,999
42,573,807	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	3.79%	I/F I/O	02/20/2044	6,816,760
23,764,161	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	4.44%	I/F I/O	03/20/2044	4,516,205
21,803,840	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	4.51%	I/F I/O	04/16/2044	3,834,046
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	8,244,127

Total US Government and Agency Mortgage Backed Obligations (Cost $24,198,669,305)					24,882,550,619

US Government and Agency Obligations - 7.6%
59,900,000	Tennessee Valley Authority	4.25%		09/15/2065	77,831,092
500,000,000	United States Treasury Notes	2.25%		02/15/2027	513,550,380
470,000,000	United States Treasury Notes	2.88%		05/15/2028	505,657,668
300,000,000	United States Treasury Notes	2.88%		08/15/2028	323,188,596
500,000,000	United States Treasury Notes	3.13%		11/15/2028	549,503,875
310,800,000	United States Treasury Notes	2.63%		02/15/2029	329,213,480
500,000,000	United States Treasury Notes	2.00%		11/15/2026	505,295,865
1,308,200,000	United States Treasury Notes	2.38%		05/15/2029	1,358,919,804

Total US Government and Agency Obligations (Cost $4,001,952,966)					4,163,160,760

Affiliated Mutual Funds - 0.2%
8,028,174	Doubleline Income Fund (Class I)				79,639,488

Total Affiliated Mutual Funds (Cost $80,000,000)					79,639,488

Short Term Investments - 4.9%
396,451,339	First American Government Obligations Fund - Class U	1.53%	◆		396,451,339
396,451,339	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	1.51%	◆		396,451,339
396,451,339	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.51%	◆		396,451,339
250,000,000	United States Treasury Bills	0.00%		01/07/2020	249,952,777
250,000,000	United States Treasury Bills	0.00%		01/14/2020	249,878,125
250,000,000	United States Treasury Bills	0.00%		01/21/2020	249,806,702
250,000,000	United States Treasury Bills	0.00%		01/30/2020	249,718,022
250,000,000	United States Treasury Bills	0.00%		02/04/2020	249,642,477
250,000,000	United States Treasury Bills	0.00%		02/18/2020	249,515,313

Total Short Term Investments (Cost $2,687,782,210)					2,687,867,433

Total Investments - 100.7% (Cost $54,667,589,221)					55,227,288,245
Liabilities in Excess of Other Assets - (0.7)%					(393,434,287)

NET ASSETS - 100.0%					$54,833,853,958

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2019.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2019.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

P/O	Principal only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2019.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

>

This U.S. Agency bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

◆	Seven-day yield as of December 31, 2019

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2019.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	45.4%
Non-Agency Residential Collateralized Mortgage Obligations	27.0%
US Government and Agency Obligations	7.6%
Non-Agency Commercial Mortgage Backed Obligations	7.3%
Short Term Investments	4.9%
Collateralized Loan Obligations	4.6%
Asset Backed Obligations	3.7%
Affiliated Mutual Funds	0.2%
Other Assets and Liabilities	(0.7)%

100.0%

FUTURES CONTRACTS
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount •	Value/ Unrealized Appreciation (Depreciation)
Ultra 10-Year US Treasury Note Future	Long	250	03/20/2020	35,175,781	$(414,953)
10-Year US Treasury Note Future	Long	4,000	03/20/2020	513,687,500	(4,679,440)
US Treasury Long Bond Future	Long	1,750	03/20/2020	272,835,938	(5,708,219)
CME Ultra Long Term US Treasury Bond Future	Long	1,500	03/20/2020	272,484,375	(9,053,570)

					$(19,856,182)

• Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Total Return Bond Fund’s investments in affiliated mutual funds for the period ended December 31, 2019 is as follows:

Fund	Value at March 31, 2019	Gross Purchases	Gross Sales	Shares Held at December 31, 2019	Value at December 31, 2019	Change in Unrealized for the Period Ended December 31, 2019	Dividend Income Earned in the Period Ended December 31, 2019	Net Realized Gain (Loss) in the Period Ended December 31, 2019
DoubleLine Income Fund (Class I)	$-	$80,000,000	$-	8,028,174	$79,639,488	$(360,512)	$1,018,406	$-

	$-	$80,000,000	$-	8,028,174	$79,639,488	$(360,512)	$1,018,406	$-

Notes to Schedule of Investments December 31, 2019 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, Doubleline Emerging Markets Local Currency Bond Fund and Doubleline Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate schedule of investments. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and Doubleline Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and commencement of operations of each share class are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in Income-producing securities	9/32019	9/3/2019	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Notes to Financial Statements (Cont.)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of December 31, 20191:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,189,354,017	$384,634,197	$16,543,475	$12,419,958	$235,584,630	$6,950,221

Affiliated Mutual Funds	79,639,488	1,483,273,873	—	9,076,580	49,450,000	—

Exchange Traded Funds and Common Stocks	—	1,286,237	1,720,586	3,210,755	672,646	—

Total Level 1	1,268,993,505	1,869,194,307	18,264,061	24,707,293	285,707,276	6,950,221

Level 2

US Government and Agency Mortgage Backed Obligations	24,882,550,619	2,313,443,961	—	5,564,007	544,422,045	—

Non-Agency Residential Collateralized Mortgage Obligations	14,522,308,240	1,060,796,857	—	11,274,972	1,394,508,544	—

Non-Agency Commercial Mortgage Backed Obligations	4,012,025,333	803,584,697	—	—	1,297,157,791	—

US Government and Agency Obligations	4,163,160,760	2,424,459,076	—	—	411,031,657	—

Collateralized Loan Obligations	2,524,681,978	342,490,859	—	—	1,054,136,235	—

Asset Backed Obligations	2,049,878,065	327,459,078	—	—	589,770,423	—

Other Short Term Investments	1,498,513,416	65,332,405	—	5,458,950	197,466,884	—

US Corporate Bonds	—	1,619,431,904	—	—	438,961,292	19,912,187

Foreign Corporate Bonds	—	1,531,264,726	1,128,881,651	—	1,196,067,170	711,959

Bank Loans	—	322,886,047	—	—	202,727,632	239,506,204

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	108,959,187	68,913,184	—	99,174,854	—

Municipal Bonds	—	10,787,161	—	—	—	—

Total Level 2	53,653,118,411	10,930,895,958	1,197,794,835	22,297,929	7,425,424,527	260,130,350

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	303,692,065	40,498,689	—	936,253	—	—

Collateralized Loan Obligations	1,484,264	—	—	268,888	—	—

Asset Backed Obligations	—	5,645,472	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	3,618,495	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	305,176,329	49,813,658	82,503	1,205,141	—	—

Total	$55,227,288,245	$12,849,903,923	$1,216,141,399	$48,210,363	$7,711,131,803	$267,080,571

Other Financial Instruments

Level 1

Futures Contracts	$(19,856,182)	$—	$—	$104,501	$—	$—

Total Level 1	—	—	—	104,501	—	—

Level 2

Excess Return Swaps	—	—	—	843,394	—	—

Interest Rate Swaps	—	—	—	45,988	—	—

Total Level 2	—	—	—	889,382	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$993,883	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$491,140,377	$73,616,933	$5,559,765	$920,493	$7,122,324	$29,923,768

Affiliated Mutual Funds	300,249,400	108,421,722	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	—	—	—	—

US Government and Agency Obligations	—	—	—	—	—	—

Exchange Traded Funds and Common Stocks	—	97,187	159,999	—	—	—

Total Level 1	791,389,777	182,135,842	5,719,764	920,493	7,122,324	29,923,768

Level 2

Non-Agency Commercial Mortgage Backed Obligations	1,063,507,765	157,808,958	—	—	—	—

US Government and Agency Obligations	964,566,790	92,148,540	—	21,375,905	—	248,967,094

Non-Agency Residential Collateralized Mortgage Obligations	960,563,604	295,411,292	—	—	—	—

Collateralized Loan Obligations	900,094,520	221,163,684	—	—	—	—

US Government and Agency Mortgage Backed Obligations	704,916,525	11,271,491	—	62,598,068	—	—

Foreign Corporate Bonds	682,611,334	240,894,951	188,106,808	—	—	—

Asset Backed Obligations	497,933,431	61,598,525	—	—	—	—

Other Short Term Investments	462,152,016	—	—	2,482,880	358,386,251	—

US Corporate Bonds	410,297,185	109,055,351	—	—	—	—

Bank Loans	329,735,792	74,212,295	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	52,368,058	9,142,811	29,615,849	—	—	977,402,545

Total Level 2	7,028,747,020	1,272,707,898	217,722,657	86,456,853	358,386,251	1,226,369,639

Level 3

Non-Agency Commercial Mortgage Backed Obligations	2,364,229	497,931	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	23,726,749	—	—	—	—

Collateralized Loan Obligations	—	212,038	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	2,365,727	24,438,218	4,494	—	—	—

Total	$7,822,502,524	$1,479,281,958	$223,446,915	$87,377,346	$365,508,575	$1,256,293,407

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(650,235)	$—	$—

Total Level 1	—	—	—	(650,235)	—	—

Level 2

Excess Return Swaps	799,914,815	—	—	—	16,289,493	—

Total Level 2	799,914,815	—	—	—	16,289,493	—

Level 3	—	—	—	—	—	—

Total	$799,914,815	$—	$—	$(650,235)	$16,289,493	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$11,144,972	$4,630,979	$6,620,589	$5,010,966	$88,254	$2,822,615

Affiliated Mutual Funds	—	—	2,695,123	—	—	—

Total Level 1	11,144,972	4,630,979	9,315,712	5,010,966	88,254	2,822,615

Level 2

Asset Backed Obligations	253,192,200	—	3,768,451	9,699,059	—	13,991,545

US Corporate Bonds	170,939,073	100,404,206	3,978,864	8,715,495	—	—

Foreign Corporate Bonds	97,825,872	59,373,285	4,688,791	10,346,126	478,368	—

Commercial Paper	—	158,178,788	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	17,744,229	5,192,194	11,155,423	—	—

Collateralized Loan Obligations	—	—	7,237,043	16,523,787	—	10,898,010

Non-Agency Residential Collateralized Mortgage Obligations	—	—	7,467,547	15,478,517	—	27,088,269

Non-Agency Commercial Mortgage Backed Obligations	—	—	6,773,735	18,705,487	—	30,499,685

US Government and Agency Obligations	—	—	7,451,346	16,305,862	—	5,234,386

Other Short Term Investments	—	—	3,580,331	7,858,787	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	651,029	1,186,143	9,269,433	—

Bank Loans	—	—	—	5,922,936	—	—

Total Level 2	521,957,145	335,700,508	50,789,331	121,897,622	9,747,801	87,711,895

Level 3

Foreign Corporate Bonds	10,358,078	—	—	—	—	—

Asset Backed Obligations	2,924,147	—	—	—	—	—

Total Level 3	13,282,225	—	—	—	—	—

Total	$546,384,342	$340,331,487	$60,105,043	$126,908,588	$9,836,055	$90,534,510

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	5,263,918	17,868,920	—	—

Forward Currency Exchange Contracts	—	—	431,324	—	—	—

Total Level 2	—	—	5,695,242	17,868,920	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$5,695,242	$17,868,920	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended December 31, 2019.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$-	$-	$936,253	$(99,597)
Collateralized Loan Obligations	-	-	-	-	-	-	268,888	-	268,888	-

Total	$1,042,150	$-	$(99,597)	$(6,300)	$-	$-	$268,888	$-	$1,205,141	$(99,597)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund (Consolidated)	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$936,253	Market Comparables	Market Quotes	$102.89 ($102.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$268,888	Market Comparables	Market Quotes	$26.89 ($26.89)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$31,930,691	$26,354	$(1,353,690)	$331,998	$258,259	$(156,065)	$-	$(7,310,798)	$23,726,749	$(1,279,146)
Non-Agency Commercial Mortgage Backed Obligations	502,275	-	(4,344)	-	-	-	-	-	497,931	(4,344)
Collateralized Loan Obligations	-	-	-	-	-	-	212,038	-	212,038	-
Foreign Corporate Bonds	-	-	(195,500)	-	197,000	-	-	-	1,500	-

Total	$32,432,966	$26,354	$(1,553,534)	$331,998	$455,259	$(156,065)	$212,038	$(7,310,798)	$24,438,218	$(1,283,490)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2019 *	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,726,749	Market Comparables	Market Quotes	$93.95 - $102.89 ($99.15)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$497,931	Market Comparables	Yields	42.15% (42.15%)	Increase in yields would have resulted in the decrease in the fair value of the security
Collateralized Loan Obligations	$212,038	Enterprise Value	Market Quotes	$4.28 ($4.28)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Value	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2019	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2019	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2019 [3]
Investments in Securities
Foreign Corporate Bonds	$10,288,000	$(1,280)	$261,580	$(2,083)	$-	$(188,139)	$-	$-	$10,358,078	$268,267
Asset Backed Obligations	4,987,050	10,364	(663)	-	-	(2,072,604)	-	-	2,924,147	5,555

Total	$15,275,050	$9,084	$260,917	$(2,083)	$-	$(2,260,743)	$-	$-	$13,282,225	$273,822

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2019 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2019*	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$10,358,078	Market Comparables	Market Quotes	$107.00 ($107.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$2,924,147	Market Comparables	Market Quotes	$99.99 ($99.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

+ Unobservable inputs were weighted by the relative fair value of the instruments.